UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme

Vice President and Secretary

901 Marquette Avenue Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Asset Allocation Funds

Semi-Annual Report February 28, 2017

Share Class / Ticker Symbol
Fund Name	Class A	Class C	Class R3	Class I

Nuveen Strategy Aggressive Growth Allocation Fund	FAAGX	FSACX	FSASX	FSAYX
Nuveen Strategy Balanced Allocation Fund	FSGNX	FSKCX	FSKSX	FSKYX
Nuveen Strategy Conservative Allocation Fund	FSFIX	FSJCX	FSJSX	FSFYX
Nuveen Strategy Growth Allocation Fund	FSNAX	FSNCX	FSNSX	FSGYX

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Table

of Contents

NUVEEN	3

Chairman’s Letter

to Shareholders

Dear Shareholders,

Whether politics or the economy will prevail over the financial markets this year has been a much-analyzed question. After the U.S. presidential election, stocks rallied to new all-time highs, bonds tumbled, and business and consumer sentiment grew pointedly optimistic. But, to what extent the White House can translate rhetoric into stronger economic and corporate earnings growth remains to be seen. Stock prices have experienced upward momentum driven by positive economic news, interest rates are rising in light of the next anticipated Federal Reserve (Fed) rate hikes and inflation is ticking higher.

The Trump administration’s early policy decisions have caused the markets to reassess their outlooks, cooling the stock market rally and stabilizing bond prices. The White House’s pro-growth agenda of tax reform, infrastructure spending and deregulation remains on the table, but there is growing recognition that it may look different than Wall Street had initially expected.

Nevertheless, there is a case for optimism. The jobs recovery, firming wages, the housing market and confidence measures are supportive of continued expansion in the economy. The Fed enacted its second and third interest rate hikes in December 2016 and March 2017, respectively, a vote of confidence that its employment and inflation targets are on track. Economies outside the U.S. have strengthened in recent months, possibly heralding the beginnings of a global synchronized recovery. Furthermore, the populist/nationalist undercurrent that helped deliver President Trump’s win and the U.K.’s decision to leave the European Union (or “Brexit”) remained in the minority in the Dutch general election in March, easing the political uncertainty surrounding France and Germany’s elections later this year.

In the meantime, the markets will be focused on economic sentiment surveys along with “hard” data such as consumer and business spending to gauge the economy’s progress. With the Fed now firmly in tightening mode, rate moves that are more aggressive than expected could spook the markets and potentially stifle economic growth. On the political economic front, President Trump’s other signature platform plank, protectionism, is arguably anti-growth. We expect some churning in the markets as these issues sort themselves out.

Market volatility readings have been remarkably low of late, but conditions can change quickly. As market conditions evolve, Nuveen remains committed to rigorously assessing opportunities and risks. If you’re concerned about how resilient your investment portfolio might be, we encourage you to talk to your financial advisor. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider

Chairman of the Board

April 24, 2017

4	NUVEEN

Portfolio Managers’

Comments

Nuveen Strategy Aggressive Growth Allocation Fund

Nuveen Strategy Balanced Allocation Fund

Nuveen Strategy Conservative Allocation Fund

Nuveen Strategy Growth Allocation Fund

Keith B. Hembre, CFA and Derek B. Bloom, CFA, are the portfolio managers for the four Funds. They assumed portfolio management responsibilities in December 2013.

The portfolio managers make the Funds’ allocation decisions in consultation with the Asset Allocation and Quantitative Investment Team that operates in Nuveen Advisory Solutions, a unit of Nuveen Asset Management, LLC. The team is responsible for managing global multi-asset class strategies using macro, top-down quantitative analysis. Here the portfolio management team discusses key investment strategies and the Funds’ performance during the six-month reporting period ended February 28, 2017.

How did the Funds perform during the six-month reporting period ended February 28, 2017?

The tables in the Fund Performance and Expense Ratios section of this report provide total return performance information for the Funds for the six-month, one-year, five-year and ten-year periods ending February 28, 2017. Each Fund’s Class A Share total returns at net asset value (NAV) are compared with the performance of the appropriate Morningstar Index and Lipper classification average.

Nuveen Strategy Aggressive Growth Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during the six-month reporting period ended February 28, 2017?

The Fund’s Class A Shares at NAV outperformed the Lipper classification average, but underperformed the Morningstar Index for the six-month reporting period ended February 28, 2017.

This Fund is a “fund of funds,” which means it invests primarily in a variety of other Nuveen managed funds as it seeks to achieve its investment objective of a high level of capital growth. Over time, the Fund pursues this objective by targeting an overall portfolio exposure of approximately 90% stock funds with the remaining 10% allocated to fixed income, commodities, absolute return funds and other securities including exchange-traded funds (ETFs), closed-end investment companies and other non-money market investment companies not affiliated with the Fund. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities.

The Fund underperformed the Morningstar benchmark during this reporting period largely due to a tactical underweight to U.S. equities. Heading into the U.S. elections in early November 2016, equity markets were trending downward because the possibility of Donald Trump winning the presidency was becoming more likely. We anticipated that a Trump win would cause disruptions in the market and could lead to a significant sell-off in equities. As a result, the Fund’s performance was strong leading into early November. Stocks were down significantly the night of the election after Trump’s victory became evident; however, this situation quickly reversed the next day. The upward momentum continued throughout the rest of the reporting period with the S&P 500® hitting all-time highs on a daily basis throughout the month of February 2017.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

NUVEEN	5

Portfolio Managers’ Comments (continued)

Tactical underperformance during the reporting period was partially offset by underlying manager performance, particularly in our domestic large-cap funds mainly because of their overweight positions in financial stocks. In addition, the Fund’s tactical underweight allocation to core fixed income, as well as strong returns from our underlying fixed income funds, added to performance.

The Fund performed strongly within its Lipper classification average during the reporting period with all its share classes landing in the top quartile. Part of the reason for the Fund’s strong peer ranking can be attributed to the wide variety of strategies found within the Lipper Flexible Portfolio universe, including risk parity, long/short and absolute return funds.

During the reporting period, the Fund tactically used additional equity and currency futures to adjust its allocation to equity investments and currency exposures. The currency futures had a small positive impact on performance. The equity futures contracts had a negative impact on performance. The aggregate impact of all futures contracts on Fund performance was negative during the reporting period.

What were the Fund’s portfolio allocations over the six-month reporting period ended February 28, 2017?

In an effort to achieve its objective of providing a high level of capital growth, the majority of the Nuveen Strategy Aggressive Growth Allocation Fund continued to be positioned in equities. However, as we strive to provide superior risk-adjusted performance relative to the benchmarks and objective, we continued to implement an active tactical asset allocation strategy in managing the Fund. We actively positioned the Fund with moderately sized differences in asset allocation relative to its benchmarks based on the expected return differentials of the various asset classes over shorter (six to twelve month) time frames.

At the end of the reporting period, the Nuveen Strategy Aggressive Growth Allocation Fund’s top five holdings were:

Holding	Weighting
Nuveen Short Term Bond Fund	11.7%
Nuveen Dividend Value Fund	10.9%
Nuveen International Growth Fund	8.6%
Nuveen NWQ International Value Fund	8.5%
Nuveen Large Cap Select Fund	5.7%

We maintained the Fund’s overall portfolio allocations during the reporting period, but made a number of tactical adjustments across asset classes. One of our primary themes for the Fund continued to be an underweight position in U.S. equities as well as an overweight to the U.S. dollar. After the post-election spike in the U.S. dollar, however, we sold the Fund’s long U.S. Dollar Index (DXY) futures position at a significant gain, bringing its overall U.S. dollar exposure closer to neutral.

For U.S. equities, we focused the Fund’s underweight primarily in the mid- and small-cap segments, while maintaining neutral large-cap exposure. Tactically, we actively adjusted exposures between the large- and small-cap segments on an opportunistic basis. After the election in November, U.S. small-cap stocks significantly outperformed U.S. large-cap stocks. We took this opportunity to further underweight small-cap stocks and add exposure to large-cap stocks, while keeping the Fund’s overall equity exposure unchanged. Since we made that change, large-cap stocks have performed well while small-cap performance has been modest. We implemented all of these changes through a combination of futures contracts such as S&P 500® E-mini futures, Nasdaq 100 E-Mini futures, S&P MidCap 400® E-Mini futures and Russell 2000® Mini Index futures.

We kept the Fund’s overall allocation to international equities largely unchanged; however, we made a small tactical change to emerging market equities. After the post-election equity spike in the U.S. and the significant drop in emerging markets, we reduced the Fund’s underweight to this segment through the use of Mini MSCI Emerging Markets Index futures and increased the Fund’s short to U.S. small caps, while keeping overall equity exposure unchanged. After the initial post-election decline, emerging market equities recovered significantly and continued to trend higher throughout the remainder of the reporting period. To maintain broader diversification in the Fund, we also continued to use Mini MSCI EAFE Index futures in conjunction with the underlying developed market funds.

6	NUVEEN

Within the Fund’s fixed income portfolio, we continued to carry a tactical overweight to non-core, alternative fixed income, while maintaining an underweight position in core fixed income. We also changed the Fund’s Treasury inflation-protected securities (TIPS) allocation from an underweight position to neutral. The Fund’s alternative fixed income exposure was broadly diversified among a number of positions, but most notably featured a significant overweight to the Nuveen High Yield Municipal Bond Fund. High yield municipal bonds looked compelling to us based on their attractive absolute and tax equivalent yields relative to core bonds. Also, during the reporting period, proceeds from the closing of the Nuveen Tactical Market Opportunities Fund were reallocated to the Nuveen Short Term Bond Fund, subsequently increasing the Fund’s allocation to fixed income.

In terms of the Fund’s real estate allocation, we continued to maintain a small overweight. This allocation was unchanged over the reporting period and did not contribute significantly to performance. We primarily achieved the Fund’s real estate exposure through a position in the Nuveen Real Estate Securities Fund.

The Fund began the reporting period with a small overweight position in commodities, which consisted entirely of a position in the United States Natural Gas Fund LP (UNG) as part of an option overwrite strategy. After natural gas prices spiked in late 2016, we sold our holdings in UNG, which resulted in a significant positive contribution to the Fund’s performance. Following the sale, the Fund’s allocation to commodities shifted to neutral and remained there for the rest of the reporting period.

We made several small shifts to the Fund’s cash levels throughout the reporting period as we tactically moved in and out of asset classes to take advantage of changing market conditions.

Nuveen Strategy Balanced Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during the six-month reporting period ended February 28, 2017?

The Fund’s Class A Shares at NAV underperformed both the Morningstar Index and the Lipper classification average for the six-month reporting period ended February 28, 2017.

This Fund is a “fund of funds,” which means it invests primarily in a variety of other Nuveen managed funds as it seeks to achieve its investment objective of capital growth and current income. Over time, the Fund pursues this objective by targeting an overall portfolio exposure of approximately 60% stock funds with the remaining 40% allocated to fixed income, commodities, absolute return funds and other securities including exchange-traded funds (ETFs), closed-end investment companies and other non-money market investment companies not affiliated with the Fund. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities.

The Fund underperformed the Morningstar Index during this reporting period largely due to a tactical underweight to U.S. equities. Heading into the U.S. elections in early November 2016, equity markets were trending downward because the possibility of Donald Trump winning the presidency was becoming more likely. We anticipated that a Trump win would cause disruptions in the market and could lead to a significant sell-off in equities. As a result, the Fund’s performance was strong leading into early November. Stocks were down significantly the night of the election after Trump’s victory became evident; however, this situation quickly reversed the next day. The upward momentum continued throughout the rest of the reporting period with the S&P 500® hitting all-time highs on a daily basis throughout the month of February 2017.

Tactical underperformance during the reporting period was partially offset by underlying manager performance, particularly in our domestic large-cap funds mainly because of their overweight positions in financial stocks. In addition, the Fund’s tactical underweight allocation to core fixed income, as well as strong returns from our underlying fixed income funds, added to performance.

While the Fund’s results did not keep pace with the Lipper classification average, the shortfall was primarily the result of greater exposure to domestic assets for the funds in the Lipper category. This positioning has generally been beneficial for the Fund’s Lipper peers, given the significant performance advantage of U.S. markets over the past few years. However, we expect volatility levels in the U.S. to remain higher throughout 2017 because of policy uncertainty and the likelihood that the Federal Reserve will continue to tighten monetary policy. As a result, we have maintained the Fund’s modestly higher foreign exposure.

NUVEEN	7

Portfolio Managers’ Comments (continued)

During the reporting period, the Fund tactically used additional equity and currency futures to adjust its allocation to equity investments and currency exposures. The currency futures had a small positive impact on performance. The equity futures contracts had a negative impact on performance. The aggregate impact of all futures contracts on Fund performance was negative during the reporting period.

What were the Fund’s portfolio allocations over the six-month reporting period ended February 28, 2017?

In an effort to achieve its objective of providing both capital growth and current income, the majority of the Nuveen Strategy Balanced Allocation Fund continued to be positioned in equities. However, as we strive to provide superior risk-adjusted performance relative to the benchmarks and objective, we continued to implement an active tactical asset allocation strategy in managing the Fund. We actively positioned the Fund with moderately sized differences in asset allocation relative to its benchmarks based on the expected return differentials of the various asset classes over shorter (six to twelve month) time frames.

At the end of the reporting period, the Nuveen Strategy Balanced Allocation Fund’s top five holdings were:

Holding	Weighting
Nuveen Core Bond Fund	12.4%
Nuveen Short Term Bond Fund	12.2%
Nuveen High Yield Municipal Bond Fund	6.4%
Nuveen Dividend Value Fund	6.2%
Nuveen NWQ International Value Fund	5.1%

We maintained the Fund’s overall portfolio allocations during the reporting period, but made a number of tactical adjustments across asset classes. One of our primary themes for the Fund continued to be an underweight position in U.S. equities as well as an overweight to the U.S. dollar. After the post-election spike in the U.S. dollar, however, we sold the Fund’s long U.S. Dollar Index (DXY) futures position at a significant gain, bringing its overall U.S. dollar exposure closer to neutral.

For U.S. equities, we focused the Fund’s underweight primarily in the mid- and small-cap segments, while maintaining neutral large-cap exposure. Tactically, we actively adjusted exposures between the large- and small-cap segments on an opportunistic basis. After the election in November, U.S. small-cap stocks significantly outperformed U.S. large-cap stocks. We took this opportunity to further underweight small-cap stocks and add exposure to large-cap stocks, while keeping the Fund’s overall equity exposure unchanged. Since we made that change, large-cap stocks have performed well while small-cap performance has been modest. We implemented all of these changes through a combination of futures contracts such as S&P 500® E-mini futures, Nasdaq 100 E-mini futures, S&P MidCap 400® E-Mini futures and Russell 2000® Mini Index futures.

We kept the Fund’s overall allocation to international equities largely unchanged; however, we made a small tactical change to emerging market equities. After the post-election equity spike in the U.S. and the significant drop in emerging markets, we reduced the Fund’s underweight to this segment through the use of Mini MSCI Emerging Markets Index futures and increased the Fund’s short to U.S. small caps, while keeping overall equity exposure unchanged. After the initial post-election decline, emerging market equities recovered significantly and continued to trend higher throughout the remainder of the reporting period. To maintain broader diversification in the Fund, we also continued to use Mini MSCI EAFE Index futures in conjunction with the underlying developed market funds.

Within the Fund’s fixed income portfolio, we continued to carry a tactical overweight to non-core, alternative fixed income, while maintaining an underweight position in core fixed income. We also changed the Fund’s Treasury inflation-protected securities (TIPS) allocation from an underweight position to neutral. The Fund’s alternative fixed income exposure was broadly diversified among a number of positions, but most notably featured a significant overweight to the Nuveen High Yield Municipal Bond Fund. High yield municipal bonds looked compelling to us based on their attractive absolute and tax equivalent yields relative to core bonds. Also, during the reporting period, proceeds from the closing of the Nuveen Tactical Market Opportunities Fund were reallocated to the Nuveen Short Term Bond Fund, subsequently increasing the Fund’s allocation to fixed income.

8	NUVEEN

In terms of the Fund’s real estate allocation, we continued to maintain a small overweight. This allocation was unchanged over the reporting period and did not contribute significantly to performance. We primarily achieved the Fund’s real estate exposure through a position in the Nuveen Real Estate Securities Fund.

The Fund began the reporting period with a small overweight position in commodities, which consisted entirely of a position in the United States Natural Gas Fund LP (UNG) as part of an option overwrite strategy. After natural gas prices spiked in late 2016, we sold our holdings in UNG, which resulted in a significant positive contribution to the Fund’s performance. Following the sale, the Fund’s allocation to commodities shifted to neutral and remained there for the rest of the reporting period.

We made several small shifts to the Fund’s cash levels throughout the reporting period as we tactically moved in and out of asset classes to take advantage of changing market conditions.

Nuveen Strategy Conservative Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during the six-month reporting period ended February 28, 2017?

The Fund’s Class A Shares at NAV underperformed both the Morningstar Index and the Lipper classification average for the six-month reporting period ended February 28, 2017.

This Fund is a “fund of funds,” which means it invests primarily in a variety of other Nuveen managed funds as it seeks to achieve its investment objective of a high level of current income consistent with limited risk to capital. Over time, the Fund pursues this objective by targeting an overall portfolio exposure of approximately 60% allocated to fixed income and commodities, 30% equity funds and 10% absolute return funds and other securities including exchange-traded funds (ETFs), closed-end investment companies and other non-money market investment companies not affiliated with the Fund. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities.

The Fund underperformed the Morningstar Index during this reporting period largely due to a tactical underweight to U.S. equities. Heading into the U.S. elections in early November 2016, equity markets were trending downward because the possibility of Donald Trump winning the presidency was becoming more likely. We anticipated that a Trump win would cause disruptions in the market and could lead to a significant sell-off in equities. As a result, the Fund’s performance was strong leading into early November. Stocks were down significantly the night of the election after Trump’s victory became evident; however, this situation quickly reversed the next day. The upward momentum continued throughout the rest of the reporting period with the S&P 500® hitting all-time highs on a daily basis throughout the month of February 2017.

Tactical underperformance during the reporting period was partially offset by underlying manager performance, particularly in our domestic large-cap funds mainly because of their overweight positions in financial stocks. In addition, the Fund’s tactical underweight allocation to core fixed income, as well as strong returns from our underlying fixed income funds, added to performance.

While the Fund’s results did not keep pace with the Lipper classification average, the shortfall was primarily the result of greater exposure to domestic assets for the funds in the Lipper category. This positioning has generally been beneficial for the Fund’s Lipper peers, given the significant performance advantage of U.S. markets over the past few years. However, we expect volatility levels in the U.S. to remain higher throughout 2017 because of policy uncertainty and the likelihood that the Federal Reserve will continue to tighten monetary policy. As a result, we have maintained the Fund’s modestly higher foreign exposure.

During the reporting period, the Fund tactically used additional equity and currency futures to adjust its allocation to equity investments and currency exposures. The currency futures had a small positive impact on performance. The equity futures contracts had a negative impact on performance. The aggregate impact of all futures contracts on Fund performance was negative during the reporting period.

What were the Fund’s portfolio allocations over the six-month reporting period ended February 28, 2017?

In an effort to achieve its objective of providing a high level of current income with limited risk to capital, the majority of the Nuveen Strategy Conservative Allocation Fund continued to be positioned in fixed income securities. However, as we strive to provide

NUVEEN	9

Portfolio Managers’ Comments (continued)

superior risk-adjusted performance relative to the benchmarks and objective, we continued to implement an active tactical asset allocation strategy in managing the Fund. We actively positioned the Fund with moderately sized differences in asset allocation relative to its benchmarks based on the expected return differentials of the various asset classes over shorter (six to twelve month) time frames.

At the end of the reporting period, the Nuveen Strategy Conservative Allocation Fund’s top five holdings were:

Holding	Weighting
Nuveen Core Bond Fund	20.2%
Nuveen Short Term Bond Fund	16.4%
Nuveen Core Plus Bond Fund	9.3%
Nuveen Inflation Protected Securities Fund	5.9%
Nuveen Strategic Income Fund	5.8%

We maintained the Fund’s overall portfolio allocations during the reporting period, but made a number of tactical adjustments across asset classes. Within the Fund’s fixed income portfolio, we continued to carry a tactical overweight to non-core, alternative fixed income, while maintaining an underweight position in core fixed income. We also changed the Fund’s Treasury inflation-protected securities (TIPS) allocation from an underweight position to neutral. The Fund’s alternative fixed income exposure was broadly diversified among a number of positions, but most notably featured a significant overweight to the Nuveen High Yield Municipal Bond Fund. High yield municipal bonds looked compelling to us based on their attractive absolute and tax equivalent yields relative to core bonds. Also, during the reporting period, proceeds from the closing of the Nuveen Tactical Market Opportunities Fund were reallocated to the Nuveen Short Term Bond Fund, subsequently increasing the Fund’s allocation to fixed income.

One of our other themes for the Fund continued to be an underweight position in U.S. equities as well as an overweight to the U.S. dollar. After the post-election spike in the U.S. dollar, however, we sold the Fund’s long U.S. Dollar Index (DXY) futures position at a significant gain, bringing its overall U.S. dollar exposure closer to neutral.

For U.S. equities, we focused the Fund’s underweight primarily in the mid- and small-cap segments, while maintaining neutral large-cap exposure. Tactically, we actively adjusted exposures between the large- and small-cap segments on an opportunistic basis. For example, after the election in November, U.S. small-cap stocks significantly outperformed U.S. large-cap stocks. We took this opportunity to further underweight small-cap stocks and add exposure to large-cap stocks, while keeping the Fund’s overall equity exposure unchanged. Since we made that change, large-cap stocks have performed well while small-cap performance has been modest. We implemented all of these changes through a combination of futures contracts such as S&P 500® E-mini futures, Nasdaq 100 E-mini futures, S&P MidCap 400® E-Mini futures and Russell 2000® Mini Index futures.

We kept the Fund’s overall allocation to international equities largely unchanged; however, we made a small tactical change to emerging market equities. After the post-election equity spike in the U.S. and the significant drop in emerging markets, we reduced the Fund’s underweight to this segment through the use of Mini MSCI Emerging Markets Index futures and increased the Fund’s short to U.S. small caps, while keeping overall equity exposure unchanged. After the initial post-election decline, emerging market equities recovered significantly and continued to trend higher throughout the remainder of the reporting period. To maintain broader diversification in the Fund, we also continued to use Mini MSCI EAFE Index futures in conjunction with the underlying developed market funds.

The Fund began the reporting period with a small overweight position in commodities, which consisted entirely of a position in the United States Natural Gas Fund LP (UNG) as part of an option overwrite strategy. After natural gas prices spiked in late 2016, we sold our holdings in UNG, which resulted in a significant positive contribution to the Fund’s performance. Following the sale, the Fund’s allocation to commodities shifted to neutral and remained there for the rest of the reporting period.

We made several small shifts to the Fund’s cash levels throughout the reporting period as we tactically moved in and out of asset classes to take advantage of changing market conditions.

10	NUVEEN

Nuveen Strategy Growth Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during the six-month reporting period ended February 28, 2017?

The Fund’s Class A Shares at NAV underperformed both the Morningstar Index and the Lipper classification average for the six-month reporting period ended February 28, 2017.

This Fund is a “fund of funds,” which means it invests primarily in a variety of other Nuveen managed funds as it seeks to achieve its investment objective of capital growth with a moderate level of current income. Over time, the Fund pursues this objective by targeting an overall portfolio exposure of approximately 75% stock funds with the remaining 25% allocated to fixed income, commodities, absolute return funds and other securities including exchange-traded funds, closed-end investment companies and other non-money market investment companies not affiliated with the Fund. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities.

The Fund underperformed the Morningstar benchmark during this reporting period largely due to a tactical underweight to U.S. equities. Heading into the U.S. elections in early November 2016, equity markets were trending downward because the possibility of Donald Trump winning the presidency was becoming more likely. We anticipated that a Trump win would cause disruptions in the market and could lead to a significant sell-off in equities. As a result, the Fund’s performance was strong leading into early November. Stocks were down significantly the night of the election after Trump’s victory became evident; however, this situation quickly reversed the next day. The upward momentum continued throughout the rest of the reporting period with the S&P 500® Index hitting all-time highs on a daily basis throughout the month of February 2017.

Tactical underperformance during the reporting period was partially offset by underlying manager performance, particularly in our domestic large-cap funds mainly because of their overweight positions in financial stocks. In addition, the Fund’s tactical underweight allocation to core fixed income, as well as strong returns from our underlying fixed income funds, added to performance.

While the Fund’s results did not keep pace with the Lipper classification average, the shortfall was primarily the result of greater exposure to domestic assets for the funds in the Lipper category. This positioning has generally been beneficial for the Fund’s Lipper peers, given the significant performance advantage of U.S. markets over the past few years. However, we expect volatility levels in the U.S. to remain higher throughout 2017 because of policy uncertainty and the likelihood that the Federal Reserve will continue to tighten monetary policy. As a result, we have maintained the Fund’s modestly higher foreign exposure.

During the reporting period, the Fund tactically used additional equity and currency futures to adjust its allocation to equity investments and currency exposures. The currency futures had a small positive impact on performance. The equity futures contracts had a negative impact on performance. The aggregate impact of all futures contracts on Fund performance was negative during the reporting period.

What were the Fund’s portfolio allocations over the six-month reporting period ended February 28, 2017?

In an effort to achieve its objective of providing capital growth with a moderate level of current income, the majority of the Nuveen Strategy Growth Allocation Fund continued to be positioned in equities. However, as we strive to provide superior risk-adjusted performance relative to the benchmarks and objective, we continued to implement an active tactical asset allocation strategy in managing the Fund. We actively positioned the Fund with moderately sized differences in asset allocation relative to its benchmarks based on the expected return differentials of the various asset classes over shorter (six to twelve month) time frames.

At the end of the reporting period, the Nuveen Strategy Growth Allocation Fund’s top five holdings were:

Holding	Weighting
Nuveen Short Term Bond Fund	10.5%
Nuveen Dividend Value Fund	9.0%
Nuveen Large Cap Select Fund	6.5%
Nuveen High Yield Municipal Bond Fund	6.0%
Nuveen International Growth Fund	5.7%

NUVEEN	11

Portfolio Managers’ Comments (continued)

We maintained the Fund’s overall portfolio allocations during the reporting period, but made a number of tactical adjustments across asset classes. One of our primary themes for the Fund continued to be an underweight position in U.S. equities as well as an overweight to the U.S. dollar. After the post-election spike in the U.S. dollar, however, we sold the Fund’s long U.S. Dollar Index (DXY) futures position at a significant gain, bringing its overall U.S. dollar exposure closer to neutral.

For U.S. equities, we focused the Fund’s underweight primarily in the mid- and small-cap segments, while maintaining neutral large-cap exposure. Tactically, we actively adjusted exposures between the large- and small-cap segments on an opportunistic basis. After the election in November 2016, U.S. small-cap stocks significantly outperformed U.S. large-cap stocks. We took this opportunity to further underweight small-cap stocks and add exposure to large-cap stocks, while keeping the Fund’s overall equity exposure unchanged. Since we made that change, large-cap stocks have performed well while small-cap performance has been modest. We implemented all of these changes through a combination of futures contracts such as S&P 500® E-mini futures, Nasdaq 100 E-mini futures, S&P MidCap 400® E-Mini futures and Russell 2000® Mini Index futures.

We kept the Fund’s overall allocation to international equities largely unchanged; however, we made a small tactical change to emerging market equities. After the post-election equity spike in the U.S. and the significant drop in emerging markets, we reduced the Fund’s underweight to this segment through the use of Mini MSCI Emerging Markets Index futures and increased the Fund’s short to U.S. small caps, while keeping overall equity exposure unchanged. After the initial post-election decline, emerging market equities recovered significantly and continued to trend higher throughout the remainder of the reporting period. To maintain broader diversification in the Fund, we also continued to use Mini MSCI EAFE Index futures in conjunction with the underlying developed market funds.

Within the Fund’s fixed income portfolio, we continued to carry a tactical overweight to non-core, alternative fixed income, while maintaining an underweight position in core fixed income. We also changed the Fund’s Treasury inflation-protected securities (TIPS) allocation from an underweight position to neutral. The Fund’s alternative fixed income exposure was broadly diversified among a number of positions, but most notably featured a significant overweight to the Nuveen High Yield Municipal Bond Fund. High yield municipal bonds looked compelling to us based on their attractive absolute and tax equivalent yields relative to core bonds. Also, during the reporting period, proceeds from the closing of the Nuveen Tactical Market Opportunities Fund were reallocated to the Nuveen Short Term Bond Fund, subsequently increasing the Fund’s allocation to fixed income.

In terms of the Fund’s real estate allocation, we continued to maintain a small overweight. This allocation was unchanged over the reporting period and did not contribute significantly to performance. We primarily achieved the Fund’s real estate exposure through a position in the Nuveen Real Estate Securities Fund.

The Fund began the reporting period with a small overweight position in commodities, which consisted entirely of a position in the United States Natural Gas Fund LP (UNG) as part of an option overwrite strategy. After natural gas prices spiked in late 2016, we sold our holdings in UNG, which resulted in a significant positive contribution to the Fund’s performance. Following the sale, the Fund’s allocation to commodities shifted to neutral and remained there for the rest of the reporting period.

We made several small shifts to the Fund’s cash levels throughout the reporting period as we tactically moved in and out of asset classes to take advantage of changing market conditions.

12	NUVEEN

Risk Considerations

and Dividend Information

Risk Considerations

Mutual fund investing involves risk; principal loss is possible. Asset allocation funds invest in various underlying funds (primarily Nuveen funds). Generally, your cost to invest in asset allocation funds will be greater than the cost to invest in shares of the underlying funds. Asset allocation funds are exposed to the risks of the underlying funds in proportion to each fund’s allocation. These risks include, but are not limited to, volatility related to small- and mid-cap stocks, the potential high volatility of commodities, foreign securities risk, and credit and interest-rate risk related to debt securities. The Funds’ potential use of derivative instruments involves a high degree of financial risk, including the risk that the loss on a derivative may be greater than the principal amount invested.

Dividend Information

Nuveen Strategy Conservative Allocation Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects the Fund’s past and projected net income performance. To permit the Fund to maintain a more stable monthly dividend, it may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. The Fund will, over time, pay all its net investment income as dividends to shareholders.

As of February 28, 2017, Nuveen Strategy Conservative Allocation Fund had a positive UNII balance, based upon our best estimate, for tax purposes and a negative UNII balance for financial reporting purposes.

All monthly dividends paid by the Nuveen Strategy Conservative Allocation Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders would have received a notice to that effect. For financial reporting purposes, the composition and per share amounts of the Fund’s dividends for the reporting period are presented in this report’s Statement of Changes in Net Assets and Financial Highlights, respectively. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6—Income Tax Information within the Notes to Financial Statements of this report.

NUVEEN	13

THIS PAGE INTENTIONALLY LEFT BLANK

14	NUVEEN

Fund Performance

and Expense Ratios

The Fund Performance and Expense Ratios for each Fund are shown within this section of the report.

Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Total returns for a period of less than one year are not annualized. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.

Comparative index and Lipper return information is provided for Class A Shares at NAV only.

The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the most recent prospectus. The expense ratios include management fees and other fees and expenses.

NUVEEN	15

Fund Performance and Expense Ratios (continued)

Nuveen Strategy Aggressive Growth Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of February 28, 2017

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	5.85%	18.80%	7.85%	4.85%
Class A Shares at maximum Offering Price	(0.21)%	11.95%	6.58%	4.24%
Morningstar Aggressive Target Risk Index	8.11%	24.32%	9.46%	5.79%
Lipper Flexible Portfolio Funds Classification Average	4.00%	14.33%	5.04%	4.29%

Class C Shares	5.51%	17.91%	7.04%	4.07%
Class R3 Shares	5.80%	18.58%	7.59%	4.60%
Class I Shares	6.02%	19.13%	8.12%	5.11%

Average Annual Total Returns as of March 31, 2017 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	6.62%	12.35%	7.75%	4.83%
Class A Shares at maximum Offering Price	0.47%	5.90%	6.48%	4.21%
Class C Shares	6.16%	11.45%	6.95%	4.04%
Class R3 Shares	6.37%	11.99%	7.48%	4.56%
Class I Shares	6.72%	12.58%	8.04%	5.08%

Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1%, if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class R3	Class I
Gross Expense Ratios*	1.53%	2.28%	1.78%	1.28%
Net Expense Ratios*	1.38%	2.13%	1.63%	1.13%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through December 31, 2018, so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.25% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

*	The expense ratios include acquired fund fees and expenses of 0.88%, which reflect the fees and expenses of the underlying funds in which the Fund invests.

16	NUVEEN

Fund Performance and Expense Ratios (continued)

Nuveen Strategy Balanced Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of February 28, 2017

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	2.87%	12.21%	6.10%	4.71%
Class A Shares at maximum Offering Price	(3.05)%	5.77%	4.85%	4.09%
Morningstar Moderate Target Risk Index	4.46%	15.69%	6.72%	5.51%
Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average	4.18%	14.40%	6.40%	4.54%

Class C Shares	2.41%	11.34%	5.30%	3.93%
Class R3 Shares	2.59%	11.88%	5.82%	4.44%
Class I Shares	2.90%	12.41%	6.33%	4.97%

Average Annual Total Returns as of March 31, 2017 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	3.30%	7.77%	6.01%	4.69%
Class A Shares at maximum Offering Price	(2.64)%	1.54%	4.76%	4.07%
Class C Shares	2.85%	6.97%	5.21%	3.90%
Class R3 Shares	3.13%	7.50%	5.73%	4.43%
Class I Shares	3.34%	8.06%	6.27%	4.94%

Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1%, if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class R3	Class I
Gross Expense Ratios*	1.33%	2.08%	1.58%	1.08%
Net Expense Ratios*	1.29%	2.04%	1.54%	1.04%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through December 31, 2018, so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.25% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

*	The expense ratios include acquired fund fees and expenses of 0.79%, which reflect the fees and expenses of the underlying funds in which the Fund invests.

NUVEEN	17

Fund Performance and Expense Ratios (continued)

Nuveen Strategy Conservative Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of February 28, 2017

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	0.93%	8.25%	3.92%	4.27%
Class A Shares at maximum Offering Price	(4.83)%	2.06%	2.70%	3.66%
Morningstar Moderately Conservative Target Risk Index	2.35%	10.78%	5.04%	4.98%
Lipper Mixed-Asset Target Allocation Conservative Funds Classification Average	2.11%	10.16%	4.49%	3.96%

Class C Shares	0.55%	7.48%	3.14%	3.48%
Class R3 Shares	0.80%	7.98%	3.65%	4.00%
Class I Shares	1.13%	8.59%	4.18%	4.53%

Average Annual Total Returns as of March 31, 2017 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.30%	5.20%	3.94%	4.28%
Class A Shares at maximum Offering Price	(4.49)%	(0.81)%	2.72%	3.66%
Class C Shares	0.91%	4.43%	3.15%	3.49%
Class R3 Shares	1.16%	4.93%	3.67%	4.01%
Class I Shares	1.41%	5.52%	4.20%	4.54%

Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1%, if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class R3	Class I
Gross Expense Ratios*	1.24%	1.99%	1.49%	0.99%
Net Expense Ratios*	1.18%	1.93%	1.43%	0.93%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through December 31, 2018, so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.25% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

*	The expense ratios include acquired fund fees and expenses of 0.68%, which reflect the fees and expenses of the underlying funds in which the Fund invests.

18	NUVEEN

Fund Performance and Expense Ratios (continued)

Nuveen Strategy Growth Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of February 28, 2017

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	4.89%	16.57%	7.30%	4.99%
Class A Shares at maximum Offering Price	(1.13)%	9.84%	6.04%	4.38%
Morningstar Moderately Aggressive Target Risk Index	6.53%	20.63%	8.26%	5.74%
Lipper Mixed-Asset Target Allocation Growth Funds Classification Average	5.38%	16.45%	7.86%	4.97%

Class C Shares	4.50%	15.64%	6.49%	4.21%
Class R3 Shares	4.78%	16.20%	7.03%	4.72%
Class I Shares	5.04%	16.77%	7.56%	5.25%

Average Annual Total Returns as of March 31, 2017 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	5.41%	10.76%	7.18%	4.97%
Class A Shares at maximum Offering Price	(0.63)%	4.36%	5.92%	4.35%
Class C Shares	4.94%	9.94%	6.37%	4.18%
Class R3 Shares	5.21%	10.53%	6.91%	4.70%
Class I Shares	5.55%	11.07%	7.46%	5.23%

Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1%, if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class R3	Class I
Gross Expense Ratios*	1.44%	2.19%	1.69%	1.19%
Net Expense Ratios*	1.35%	2.10%	1.60%	1.10%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through December 31, 2018, so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.25% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

*	The expense ratios include acquired fund fees and expenses of 0.85%, which reflect the fees and expenses of the underlying funds in which the Fund invests.

NUVEEN	19

Holding

Summaries as of February 28, 2017

This data relates to the securities held in each Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.

Nuveen Strategy Aggressive Growth Allocation Fund

Fund Allocation

(% of net assets)

Affiliated Equity Funds	78.1%
Affiliated Fixed Income Funds	20.0%
Money Market Funds	0.2%
U.S. Government and Agency Obligations	1.8%
Other Assets Less Liabilities	(0.1)%
Net Assets	100%

Affiliated Equity Funds	Weightings (% of net assets)	1-Year Average Annual Total Returns
Nuveen Dividend Value Fund (Class R6)	10.9%	30.78%
Nuveen International Growth Fund (Class R6)	8.6%	2.01%	*
Nuveen Large Cap Core Fund (Class R6)	4.2%	19.80%	*
Nuveen Large Cap Growth Opportunities Fund (Class R6)	3.1%	18.63%
Nuveen Large Cap Select Fund (Class I)	5.7%	32.51%
Nuveen Large Cap Value Fund (Class R6)	4.8%	21.76%	*
Nuveen NWQ International Value Fund (Class I)	8.5%	14.42%
Nuveen NWQ Large-Cap Value Fund (Class I)	3.9%	26.32%
Nuveen Real Asset Income Fund (Class R6)	1.0%	3.58%	*
Nuveen Real Estate Securities Fund (Class R6)	2.1%	15.18%
Nuveen Santa Barbara Dividend Growth Fund (Class R6)	3.3%	21.12%
Nuveen Small Cap Growth Opportunities Fund (Class R6)	3.4%	20.98%	*
Nuveen Small Cap Select Fund (Class I)	0.8%	38.29%

Affiliated Equity Funds (continued)	Weightings (% of net assets)	1-Year Average Annual Total Returns
Nuveen Small Cap Value Fund (Class R6)	3.4%	24.27%	*
Nuveen Symphony International Equity Fund (Class I)	3.7%	15.63%
Nuveen Symphony Large-Cap Growth Fund (Class I)	3.3%	19.62%
Nuveen Symphony Low Volatility Equity Fund (Class R6)	4.3%	7.71%	*
Nuveen Winslow Large-Cap Growth Fund (Class R6)	3.1%	20.07%

Affiliated Fixed Income Funds
Nuveen Core Bond Fund (Class R6)	3.1%	1.83%
Nuveen High Yield Municipal Bond Fund (Class R6)	4.8%	(3.51)%	*
Nuveen Preferred Securities Fund (Class R6)	0.3%	6.60%	*
Nuveen Short Term Bond Fund (Class R6)	11.7%	2.77%
Nuveen Strategic Income Fund (Class R6)	0.0%	13.71%
Nuveen Symphony Credit Opportunities Fund (Class R6)	0.1%	26.44%

*	Since inception return: Share class commenced operation on June 30, 2016.

20	NUVEEN

Nuveen Strategy Balanced Allocation Fund

Fund Allocation

(% of net assets)

Affiliated Equity Funds	53.7%
Affiliated Fixed Income Funds	44.7%
Money Market Funds	0.6%
U.S. Government and Agency Obligations	1.3%
Other Assets Less Liabilities	(0.3)%
Net Assets	100%

Affiliated Equity Funds	Weightings (% of net assets)	1-Year Average Annual Total Returns
Nuveen Dividend Value Fund (Class R6)	6.2%	30.78%
Nuveen Global Infrastructure Fund (Class R6)	1.1%	0.52%	*
Nuveen International Growth Fund (Class R6)	4.9%	2.01%	*
Nuveen Large Cap Core Fund (Class R6)	2.6%	19.80%	*
Nuveen Large Cap Growth Opportunities Fund (Class R6)	2.0%	18.63%
Nuveen Large Cap Select Fund (Class I)	4.2%	32.51%
Nuveen Large Cap Value Fund (Class R6)	2.6%	21.76%	*
Nuveen NWQ International Value Fund (Class I)	5.1%	14.42%
Nuveen NWQ Large-Cap Value Fund (Class I)	2.6%	26.32%
Nuveen Real Asset Income Fund (Class R6)	1.1%	3.58%	*
Nuveen Real Estate Securities Fund (Class R6)	1.6%	15.18%
Nuveen Santa Barbara Dividend Growth Fund (Class R6)	2.1%	21.12%
Nuveen Small Cap Growth Opportunities Fund (Class R6)	3.8%	20.98%	*
Nuveen Small Cap Select Fund (Class I)	1.2%	38.29%
Nuveen Small Cap Value Fund (Class R6)	3.7%	24.27%	*

Affiliated Equity Funds (continued)	Weightings (% of net assets)	1-Year Average Annual Total Returns
Nuveen Symphony International Equity Fund (Class I)	2.1%	15.63%
Nuveen Symphony Large-Cap Growth Fund (Class I)	2.1%	19.62%
Nuveen Symphony Low Volatility Equity Fund (Class R6)	2.6%	7.71%	*
Nuveen Winslow Large-Cap Growth Fund (Class R6)	2.1%	20.07%

Affiliated Fixed Income Funds
Nuveen All-American Municipal Bond Fund (Class R6)	1.1%	(3.43)%	*
Nuveen Core Bond Fund (Class R6)	12.4%	1.83%
Nuveen Core Plus Bond Fund (Class R6)	4.3%	8.93%
Nuveen High Yield Municipal Bond Fund (Class R6)	6.4%	(3.51)%	*
Nuveen Inflation Protected Securities Fund (Class R6)	4.1%	2.63%
Nuveen Preferred Securities Fund (Class R6)	0.9%	6.60%	*
Nuveen Short Term Bond Fund (Class R6)	12.2%	2.77%
Nuveen Strategic Income Fund (Class R6)	2.4%	13.71%
Nuveen Symphony Credit Opportunities Fund (Class R6)	0.9%	26.44%

*	Since inception return: Share class commenced operation on June 30, 2016

NUVEEN	21

Holding Summaries as of February 28, 2017 (continued)

Nuveen Strategy Conservative Allocation Fund

Fund Allocation

(% of net assets)

Affiliated Equity Funds	32.6%
Affiliated Fixed Income Funds	65.9%
Money Market Funds	0.7%
U.S. Government and Agency Obligations	0.8%
Other Assets Less Liabilities	0.0%
Net Assets	100%

Affiliated Equity Funds	Weightings (% of net assets)	1-Year Average Annual Total Returns
Nuveen Dividend Value Fund (Class R6)	4.6%	30.78%
Nuveen Global Infrastructure Fund (Class R6)	3.1%	0.52%	*
Nuveen International Growth Fund (Class R6)	2.0%	2.01%	*
Nuveen Large Cap Core Fund (Class R6)	1.3%	19.80%	*
Nuveen Large Cap Growth Opportunities Fund (Class R6)	1.0%	18.63%
Nuveen Large Cap Select Fund (Class I)	2.8%	32.51%
Nuveen Large Cap Value Fund (Class R6)	2.0%	21.76%	*
Nuveen NWQ International Value Fund (Class I)	1.6%	14.42%
Nuveen NWQ Large-Cap Value Fund (Class I)	2.0%	26.32%
Nuveen Real Asset Income Fund (Class R6)	1.1%	3.58%	*
Nuveen Santa Barbara Dividend Growth Fund (Class R6)	1.0%	21.12%
Nuveen Small Cap Growth Opportunities Fund (Class R6)	1.9%	20.98%	*
Nuveen Small Cap Select Fund (Class I)	2.1%	38.29%
Nuveen Small Cap Value Fund (Class R6)	1.8%	24.27%	*
Nuveen Symphony International Equity Fund (Class I)	1.0%	15.63%

Affiliated Equity Funds (continued)	Weightings (% of net assets)	1-Year Average Annual Total Returns
Nuveen Symphony Large-Cap Growth Fund (Class I)	1.0%	19.62%
Nuveen Symphony Low Volatility Equity Fund (Class R6)	1.3%	7.71%	*
Nuveen Winslow Large-Cap Growth Fund (Class R6)	1.0%	20.07%

Affiliated Fixed Income Funds
Nuveen All-American Municipal Bond Fund (Class R6)	2.0%	(3.43)%	*
Nuveen Core Bond Fund (Class R6)	20.2%	1.83%
Nuveen Core Plus Bond Fund (Class R6)	9.3%	8.93%
Nuveen High Yield Municipal Bond Fund (Class R6)	5.2%	(3.51)%	*
Nuveen Inflation Protected Securities Fund (Class R6)	5.9%	2.63%
Nuveen Preferred Securities Fund (Class R6)	0.4%	6.60%	*
Nuveen Short Term Bond Fund (Class R6)	16.4%	2.77%
Nuveen Strategic Income Fund (Class R6)	5.8%	13.71%
Nuveen Symphony Credit Opportunities Fund (Class R6)	0.7%	26.44%

*	Since inception return: Share class commenced operation on June 30, 2016.

22	NUVEEN

Nuveen Strategy Growth Allocation Fund

Fund Allocation

(% of net assets)

Affiliated Equity Funds	73.8%
Affiliated Fixed Income Funds	24.6%
Money Market Funds	0.4%
U.S. Government and Agency Obligations	1.3%
Other Assets Less Liabilities	(0.1)%
Net Assets	100%

Affiliated Equity Funds	Weightings (% of net assets)	1-Year Average Annual Total Returns
Nuveen Dividend Value Fund (Class R6)	9.0%	30.78%
Nuveen Global Infrastructure Fund (Class R6)	1.2%	0.52%	*
Nuveen International Growth Fund (Class R6)	5.7%	2.01%	*
Nuveen Large Cap Core Fund (Class R6)	4.3%	19.80%	*
Nuveen Large Cap Growth Opportunities Fund (Class R6)	3.2%	18.63%
Nuveen Large Cap Select Fund (Class I)	6.5%	32.51%
Nuveen Large Cap Value Fund (Class R6)	4.3%	21.76%	*
Nuveen NWQ International Value Fund (Class I)	5.7%	14.42%
Nuveen NWQ Large-Cap Value Fund (Class I)	4.3%	26.32%
Nuveen Real Asset Income Fund (Class R6)	1.3%	3.58%	*
Nuveen Real Estate Securities Fund (Class R6)	2.0%	15.18%
Nuveen Santa Barbara Dividend Growth Fund (Class R6)	3.4%	21.12%
Nuveen Small Cap Growth Opportunities Fund (Class R6)	3.8%	20.98%	*
Nuveen Small Cap Select Fund (Class I)	1.3%	38.29%
Nuveen Small Cap Value Fund (Class R6)	3.8%	24.27%	*

Affiliated Equity Funds (continued)	Weightings (% of net assets)	1-Year Average Annual Total Returns
Nuveen Symphony International Equity Fund (Class I)	3.0%	15.63%
Nuveen Symphony Large-Cap Growth Fund (Class I)	3.4%	19.62%
Nuveen Symphony Low Volatility Equity Fund (Class R6)	4.3%	7.71%	*
Nuveen Winslow Large-Cap Growth Fund (Class R6)	3.3%	20.07%

Affiliated Fixed Income Funds
Nuveen All-American Municipal Bond Fund (Class R6)	0.6%	(3.43)%	*
Nuveen Core Bond Fund (Class R6)	2.0%	1.83%
Nuveen Core Plus Bond Fund (Class R6)	1.9%	8.93%
Nuveen High Yield Municipal Bond Fund (Class R6)	6.0%	(3.51)%	*
Nuveen Inflation Protected Securities Fund (Class R6)	1.0%	2.63%
Nuveen Preferred Securities Fund (Class R6)	1.4%	6.60%	*
Nuveen Short Term Bond Fund (Class R6)	10.5%	2.77%
Nuveen Strategic Income Fund (Class R6)	0.0%	13.71%
Nuveen Symphony Credit Opportunities Fund (Class R6)	1.2%	26.44%

*	Since inception return: Share class commenced operation on June 30, 2016.

NUVEEN	23

Expense

Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended February 28, 2017.

The beginning of the period is September 1, 2016.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

In addition to the fees and expenses which the Funds bears directly; the Funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the Funds invest. Because the underlying funds have varied expenses and fee levels and the Funds may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These underlying fees and expenses are not reflected in the expenses shown in the tables.

Nuveen Strategy Aggressive Growth Allocation Fund

	Share Class
	Class A	Class C	Class R3	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,058.50	$1,055.10	$1,058.00	$1,060.20
Expenses Incurred During Period	$2.55	$6.37	$3.83	$1.28
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,022.32	$1,018.60	$1,021.08	$1,023.55
Expenses Incurred During Period	$2.51	$6.26	$3.76	$1.25

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.50%, 1.25%, 0.75% and 0.25% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

24	NUVEEN

Nuveen Strategy Balanced Allocation Fund

	Share Class
	Class A	Class C	Class R3	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,028.70	$1,024.10	$1,025.90	$1,029.00
Expenses Incurred During Period	$2.52	$6.27	$3.77	$1.26
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,022.32	$1,018.60	$1,021.08	$1,023.55
Expenses Incurred During Period	$2.51	$6.26	$3.76	$1.25

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.50%, 1.25%, 0.75% and 0.25% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen Strategy Conservative Allocation Fund

	Share Class
	Class A	Class C	Class R3	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,009.30	$1,005.50	$1,008.00	$1,011.30
Expenses Incurred During Period	$2.49	$6.22	$3.73	$1.25
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,022.32	$1,018.60	$1,021.08	$1,023.55
Expenses Incurred During Period	$2.51	$6.26	$3.76	$1.25

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.50%, 1.25%, 0.75% and 0.25% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen Strategy Growth Allocation Fund

	Share Class
	Class A	Class C	Class R3	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,048.90	$1,045.00	$1,047.80	$1,050.40
Expenses Incurred During Period	$2.54	$6.34	$3.81	$1.27
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,022.32	$1,018.60	$1,021.08	$1,023.55
Expenses Incurred During Period	$2.51	$6.26	$3.76	$1.25

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.50%, 1.25%, 0.75% and 0.25% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NUVEEN	25

Nuveen Strategy Aggressive Growth Allocation Fund

Portfolio of Investments	February 28, 2017 (Unaudited)

Shares	Description (1), (2)				Value

	LONG-TERM INVESTMENTS – 98.1%

	EQUITY FUNDS – 78.1%

	Affiliated Equity Funds – 78.1%

551,871	Nuveen Dividend Value Fund (Class R6)				$8,410,518

179,779	Nuveen International Growth Fund (Class R6)				6,669,811

107,654	Nuveen Large Cap Core Fund (Class R6)				3,252,239

76,124	Nuveen Large Cap Growth Opportunities Fund (Class R6)				2,413,876

179,013	Nuveen Large Cap Select Fund (Class I)				4,418,034

141,472	Nuveen Large Cap Value Fund (Class R6)				3,671,193

282,526	Nuveen NWQ International Value Fund (Class I)				6,588,495

388,649	Nuveen NWQ Large-Cap Value Fund (Class I)				3,000,373

33,675	Nuveen Real Asset Income Fund (Class R6)				792,712

71,718	Nuveen Real Estate Securities Fund (Class R6)				1,637,331

66,891	Nuveen Santa Barbara Dividend Growth Fund (Class R6)				2,527,125

101,437	Nuveen Small Cap Growth Opportunities Fund (Class R6)				2,644,459

52,236	Nuveen Small Cap Select Fund (Class I)				628,401

103,620	Nuveen Small Cap Value Fund (Class R6)				2,643,358

155,062	Nuveen Symphony International Equity Fund (Class I)				2,837,629

71,272	Nuveen Symphony Large-Cap Growth Fund (Class I)				2,498,792

114,360	Nuveen Symphony Low Volatility Equity Fund (Class R6)				3,329,034

63,202	Nuveen Winslow Large-Cap Growth Fund (Class R6)				2,377,013
	Total Equity Funds (cost $54,683,835)				60,340,393

	FIXED INCOME FUNDS – 20.0%

	Affiliated Fixed Income Funds – 20.0%

246,608	Nuveen Core Bond Fund (Class R6)				2,384,698

220,864	Nuveen High Yield Municipal Bond Fund (Class R6)				3,684,013

13,692	Nuveen Preferred Securities Fund (Class R6)				236,047

913,893	Nuveen Short Term Bond Fund (Class R6)				9,029,262

16	Nuveen Strategic Income Fund (Class R6)				176

4,840	Nuveen Symphony Credit Opportunities Fund (Class R6)				100,724
	Total Fixed Income Funds (cost $15,252,753)				15,434,920
	Total Long-Term Investments (cost $69,936,588)				75,775,313

Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 2.0%

	Money Market Funds – 0.2%

190,656	First American Treasury Obligations Fund, Class Z	0.411% (4)	N/A	N/A	$190,656

26	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	U.S. Government and Agency Obligations – 1.8%

$1,400	U.S. Treasury Bills, (5)	0.000%	7/20/17	AAA	$1,396,568
	Total Short-Term Investments (cost $1,587,283)				1,587,224
	Total Investments (cost $71,523,871) – 100.1%				77,362,537
	Other Assets Less Liabilities – (0.1)% (6)				(93,759)
	Net Assets – 100%				$77,268,778

Investments in Derivatives as of February 28, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index	Long	68	3/17	$5,934,700	$(8,840)	$201,813
Mini MSCI Emerging Markets Index	Long	145	3/17	6,748,300	(58,000)	377,412
NASDAQ 100 E-Mini	Short	(20)	3/17	(2,132,900)	6,100	(175,879)
Russell 2000® Mini Index	Short	(74)	3/17	(5,124,500)	78,810	5,290
S&P 500® E-Mini	Short	(82)	3/17	(9,687,480)	22,550	(436,060)
S&P MidCap 400® E-Mini	Long	51	3/17	8,811,270	(97,920)	187,569
U.S. Treasury 10-Year Note	Long	10	6/17	1,245,781	(156)	3,491
				$5,795,171	$(57,456)	$163,636
*	The aggregate Notional Amount at Value of long and short positions is $22,740,051 and $(16,944,880), respectively.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives is recognized as part of the cash collateral at broker and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

See accompanying notes to financial statements.

NUVEEN	27

Nuveen Strategy Balanced Allocation Fund

Portfolio of Investments	February 28, 2017 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.4%

	EQUITY FUNDS – 53.7%

	Affiliated Equity Funds – 53.7%

1,097,986	Nuveen Dividend Value Fund (Class R6)	$16,733,298

284,737	Nuveen Global Infrastructure Fund (Class R6)	2,910,017

359,729	Nuveen International Growth Fund (Class R6)	13,345,955

230,472	Nuveen Large Cap Core Fund (Class R6)	6,962,548

174,508	Nuveen Large Cap Growth Opportunities Fund (Class R6)	5,533,651

456,889	Nuveen Large Cap Select Fund (Class I)	11,276,013

267,325	Nuveen Large Cap Value Fund (Class R6)	6,937,072

587,441	Nuveen NWQ International Value Fund (Class I)	13,699,114

897,241	Nuveen NWQ Large-Cap Value Fund (Class I)	6,926,700

129,543	Nuveen Real Asset Income Fund (Class R6)	3,049,433

189,974	Nuveen Real Estate Securities Fund (Class R6)	4,337,100

150,071	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	5,669,692

391,612	Nuveen Small Cap Growth Opportunities Fund (Class R6)	10,209,322

274,729	Nuveen Small Cap Select Fund (Class I)	3,304,989

389,529	Nuveen Small Cap Value Fund (Class R6)	9,936,895

308,841	Nuveen Symphony International Equity Fund (Class I)	5,651,796

158,585	Nuveen Symphony Large-Cap Growth Fund (Class I)	5,559,979

243,402	Nuveen Symphony Low Volatility Equity Fund (Class R6)	7,085,423

148,119	Nuveen Winslow Large-Cap Growth Fund (Class R6)	5,570,756
	Total Equity Funds (cost $122,144,545)	144,699,753

	FIXED INCOME FUNDS – 44.7%

	Affiliated Fixed Income Funds – 44.7%

263,545	Nuveen All-American Municipal Bond Fund (Class R6)	2,999,145

3,449,087	Nuveen Core Bond Fund (Class R6)	33,352,668

1,044,444	Nuveen Core Plus Bond Fund (Class R6)	11,447,111

1,032,140	Nuveen High Yield Municipal Bond Fund (Class R6)	17,216,093

989,222	Nuveen Inflation Protected Securities Fund (Class R6)	11,118,855

134,981	Nuveen Preferred Securities Fund (Class R6)	2,327,069

3,321,894	Nuveen Short Term Bond Fund (Class R6)	32,820,314

616,501	Nuveen Strategic Income Fund (Class R6)	6,578,063

120,447	Nuveen Symphony Credit Opportunities Fund (Class R6)	2,506,510
	Total Fixed Income Funds (cost $116,486,329)	120,365,828
	Total Long-Term Investments (cost $238,630,874)	265,065,581

28	NUVEEN

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.9%

	Money Market Funds – 0.6%

1,692,657	First American Treasury Obligations Fund, Class Z	0.411% (4)	N/A	N/A	$1,692,657

	U.S. Government and Agency Obligations – 1.3%

$3,500	U.S. Treasury Bills, (5)	0.000%	7/20/17	AAA	3,491,421
	Total Short-Term Investments (cost $5,184,226)				5,184,078
	Total Investments (cost $243,815,100) – 100.3%				270,249,659
	Other Assets Less Liabilities – (0.3)% (6)				(756,435)
	Net Assets – 100%				$269,493,224

Investments in Derivatives as of February 28, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index	Long	113	3/17	$9,862,075	$(14,690)	$335,366
Mini MSCI Emerging Markets Index	Long	276	3/17	12,845,040	(110,400)	718,384
NASDAQ 100 E-Mini	Short	(69)	3/17	(7,358,505)	21,045	(606,781)
Russell 2000® Mini Index	Short	(378)	3/17	(26,176,500)	402,570	27,023
S&P 500® E-Mini	Short	(133)	3/17	(15,712,620)	36,575	(688,381)
S&P MidCap 400® E-Mini	Long	46	3/17	7,947,420	(88,320)	169,180
U.S. Treasury 10-Year Note	Long	34	6/17	4,235,656	(531)	11,868
				$(14,357,434)	$246,249	$(33,341)
*	The aggregate Notional Amount at Value of long and short positions is $34,890,191 and $(49,247,625), respectively.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives is recognized as part of the cash collateral at broker and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

See accompanying notes to financial statements.

NUVEEN	29

Nuveen Strategy Conservative Allocation Fund

Portfolio of Investments	February 28, 2017 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.5%

	EQUITY FUNDS – 32.6%

	Affiliated Equity Funds – 32.6%

285,241	Nuveen Dividend Value Fund (Class R6)	$4,347,069

287,281	Nuveen Global Infrastructure Fund (Class R6)	2,936,009

50,746	Nuveen International Growth Fund (Class R6)	1,882,664

40,661	Nuveen Large Cap Core Fund (Class R6)	1,228,383

31,487	Nuveen Large Cap Growth Opportunities Fund (Class R6)	998,453

107,708	Nuveen Large Cap Select Fund (Class I)	2,658,226

72,192	Nuveen Large Cap Value Fund (Class R6)	1,873,371

67,213	Nuveen NWQ International Value Fund (Class I)	1,567,403

241,590	Nuveen NWQ Large-Cap Value Fund (Class I)	1,865,078

42,895	Nuveen Real Asset Income Fund (Class R6)	1,009,759

25,641	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	968,705

67,827	Nuveen Small Cap Growth Opportunities Fund (Class R6)	1,768,241

166,579	Nuveen Small Cap Select Fund (Class I)	2,003,941

65,674	Nuveen Small Cap Value Fund (Class R6)	1,675,338

51,039	Nuveen Symphony International Equity Fund (Class I)	934,018

27,914	Nuveen Symphony Large-Cap Growth Fund (Class I)	978,668

41,812	Nuveen Symphony Low Volatility Equity Fund (Class R6)	1,217,137

25,446	Nuveen Winslow Large-Cap Growth Fund (Class R6)	957,025
	Total Equity Funds (cost $27,088,606)	30,869,488

	FIXED INCOME FUNDS – 65.9%

	Affiliated Fixed Income Funds – 65.9%

165,726	Nuveen All-American Municipal Bond Fund (Class R6)	1,885,965

1,978,338	Nuveen Core Bond Fund (Class R6)	19,130,533

803,400	Nuveen Core Plus Bond Fund (Class R6)	8,805,260

292,795	Nuveen High Yield Municipal Bond Fund (Class R6)	4,883,815

500,046	Nuveen Inflation Protected Securities Fund (Class R6)	5,620,521

20,365	Nuveen Preferred Securities Fund (Class R6)	351,086

1,565,639	Nuveen Short Term Bond Fund (Class R6)	15,468,517

516,138	Nuveen Strategic Income Fund (Class R6)	5,507,194

30,114	Nuveen Symphony Credit Opportunities Fund (Class R6)	626,677
	Total Fixed Income Funds (cost $62,803,787)	62,279,568
	Total Long-Term Investments (cost $89,892,393)	93,149,056

30	NUVEEN

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.5%

	Money Market Funds – 0.7%

617,304	First American Treasury Obligations Fund, Class Z	0.411% (4)	N/A	N/A	$617,304

	U.S. Government and Agency Obligations – 0.8%

$725	U.S. Treasury Bills, (5)	0.000%	7/20/17	AAA	723,223
	Total Short-Term Investments (cost $1,340,557)				1,340,527
	Total Investments (cost $91,232,950) – 100.0%				94,489,583
	Other Assets Less Liabilities – 0.0% (6)				44,853
	Net Assets – 100%				$94,534,436

Investments in Derivatives as of February 28, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index	Long	54	3/17	$4,712,850	$(7,020)	$160,264
Mini MSCI Emerging Markets Index	Long	98	3/17	4,560,920	(39,200)	255,078
NASDAQ 100 E-Mini	Short	(23)	3/17	(2,452,835)	7,015	(202,260)
Russell 2000® Mini Index	Short	(174)	3/17	(12,049,500)	185,310	12,439
S&P 500® E-Mini	Short	(4)	3/17	(472,560)	1,100	(11,069)
S&P MidCap 400® E-Mini	Long	4	3/17	691,080	(7,680)	14,711
U.S. Treasury 10-Year Note	Long	11	6/17	1,370,359	(172)	3,840
				$(3,639,686)	$139,353	$233,003
*	The aggregate Notional Amount at Value of long and short positions is $11,335,209 and $(14,974,895), respectively.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives is recognized as part of the cash collateral at broker and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

See accompanying notes to financial statements.

NUVEEN	31

Nuveen Strategy Growth Allocation Fund

Portfolio of Investments	February 28, 2017 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.4%

	EQUITY FUNDS – 73.8%

	Affiliated Equity Funds – 73.8%

829,847	Nuveen Dividend Value Fund (Class R6)	$12,646,870

162,402	Nuveen Global Infrastructure Fund (Class R6)	1,659,745

216,124	Nuveen International Growth Fund (Class R6)	8,018,194

197,983	Nuveen Large Cap Core Fund (Class R6)	5,981,063

143,033	Nuveen Large Cap Growth Opportunities Fund (Class R6)	4,535,568

365,959	Nuveen Large Cap Select Fund (Class I)	9,031,872

231,068	Nuveen Large Cap Value Fund (Class R6)	5,996,225

339,537	Nuveen NWQ International Value Fund (Class I)	7,918,011

787,538	Nuveen NWQ Large-Cap Value Fund (Class I)	6,079,792

78,627	Nuveen Real Asset Income Fund (Class R6)	1,850,878

121,511	Nuveen Real Estate Securities Fund (Class R6)	2,774,086

124,779	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	4,714,168

205,295	Nuveen Small Cap Growth Opportunities Fund (Class R6)	5,352,033

145,858	Nuveen Small Cap Select Fund (Class I)	1,754,675

206,437	Nuveen Small Cap Value Fund (Class R6)	5,266,219

228,429	Nuveen Symphony International Equity Fund (Class I)	4,180,243

134,899	Nuveen Symphony Large-Cap Growth Fund (Class I)	4,729,572

208,089	Nuveen Symphony Low Volatility Equity Fund (Class R6)	6,057,456

123,398	Nuveen Winslow Large-Cap Growth Fund (Class R6)	4,641,003
	Total Equity Funds (cost $92,514,456)	103,187,673

	FIXED INCOME FUNDS – 24.6%

	Affiliated Fixed Income Funds – 24.6%

71,400	Nuveen All-American Municipal Bond Fund (Class R6)	812,531

287,085	Nuveen Core Bond Fund (Class R6)	2,776,117

239,327	Nuveen Core Plus Bond Fund (Class R6)	2,623,022

500,926	Nuveen High Yield Municipal Bond Fund (Class R6)	8,355,447

125,901	Nuveen Inflation Protected Securities Fund (Class R6)	1,415,127

114,137	Nuveen Preferred Securities Fund (Class R6)	1,967,725

1,496,311	Nuveen Short Term Bond Fund (Class R6)	14,783,559

180	Nuveen Strategic Income Fund (Class R6)	1,920

81,643	Nuveen Symphony Credit Opportunities Fund (Class R6)	1,698,991
	Total Fixed Income Funds (cost $33,867,599)	34,434,439
	Total Long-Term Investments (cost $126,382,055)	137,622,112

32	NUVEEN

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.7%

	Money Market Funds – 0.4%

612,350	First American Treasury Obligations Fund, Class Z	0.411% (4)	N/A	N/A	$612,350

	U.S. Government and Agency Obligations – 1.3%

$1,800	U.S. Treasury Bills, (5)	0.000%	7/20/17	AAA	1,795,588
	Total Short-Term Investments (cost $2,408,014)				2,407,938
	Total Investments (cost $128,790,069) – 100.1%				140,030,050
	Other Assets Less Liabilities – (0.1)% (6)				(178,619)
	Net Assets – 100%				$139,851,431

Investments in Derivatives as of February 28, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Mini Index	Long	103	3/17	$8,989,325	$(13,390)	$305,688
Mini MSCI Emerging Markets Index	Long	235	3/17	10,936,900	(94,000)	611,667
NASDAQ 100 E-Mini	Short	(34)	3/17	(3,625,930)	10,370	(298,994)
Russell 2000® E-Mini	Short	(148)	3/17	(10,249,000)	157,620	10,581
S&P 500® E-Mini	Short	(185)	3/17	(21,855,900)	50,875	(985,829)
S&P MidCap 400® E-Mini	Long	58	3/17	10,020,660	(111,360)	213,314
U.S. Treasury 10-Year Note	Long	17	6/17	2,117,828	(266)	5,934
				$(3,666,117)	$(151)	$(137,639)
*	The aggregate Notional Amount at Value of long and short positions is $32,064,713 and $(35,730,830), respectively.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives is recognized as part of the cash collateral at broker and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

See accompanying notes to financial statements.

NUVEEN	33

Statement of

Assets and Liabilities	February 28, 2017 (Unaudited)

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Assets
Affiliated long-term investments, at value (cost $69,936,588, $238,630,874, $89,892,393 and $126,382,055, respectively)	$75,775,313	$265,065,581	$93,149,056	$137,622,112
Non-Affiliated short-term investments, at value (cost $1,587,283, $5,184,226, $1,340,557 and $2,408,014, respectively)	1,587,224	5,184,078	1,340,527	2,407,938
Receivable for:
Dividends	42,089	331,071	160,560	111,062
Interest	165	568	146	296
Reimbursement from Adviser	2,269	—	—	—
Shares sold	65,964	115,064	76,544	41,513
Variation margin on futures contracts	107,460	460,190	193,425	218,865
Other assets	25,321	34,600	38,061	25,700
Total assets	77,605,805	271,191,152	94,958,319	140,427,486
Liabilities
Payable for:
Dividends	—	—	14,230	—
Investments purchased	42,089	331,071	160,560	111,062
Shares redeemed	59,815	940,306	85,399	130,623
Variation margin on futures contracts	164,916	213,941	54,072	219,016
Accrued expenses:
Management fees	—	12,068	867	3,735
Directors fees	30	7,848	12,527	34
Professional fees	9,493	10,459	9,251	9,740
Shareholder servicing agent fees	25,459	75,893	24,815	41,700
12b-1 distribution and service fees	18,056	50,239	24,399	32,199
Other	17,169	56,103	37,763	27,946
Total liabilities	337,027	1,697,928	423,883	576,055
Net assets	$77,268,778	$269,493,224	$94,534,436	$139,851,431
Class A Shares
Net assets	$44,975,148	$139,351,311	$52,815,946	$80,777,241
Shares outstanding	3,028,218	13,694,187	4,718,839	6,688,846
Net asset value (“NAV”) per share	$14.85	$10.18	$11.19	$12.08
Offering price per share (net asset value per share plus maximum sales charge of 5.75% of offering price)	$15.76	$10.80	$11.87	$12.82
Class C Shares
Net assets	$10,539,916	$28,535,704	$18,152,435	$19,514,754
Shares outstanding	738,543	2,853,314	1,632,042	1,659,534
NAV and offering price per share	$14.27	$10.00	$11.12	$11.76
Class R3 Shares
Net assets	$3,347,771	$3,994,571	$804,687	$4,334,726
Shares outstanding	228,268	398,076	72,084	363,913
NAV and offering price per share	$14.67	$10.03	$11.16	$11.91
Class I Shares
Net assets	$18,405,943	$97,611,638	$22,761,368	$35,224,710
Shares outstanding	1,236,255	9,622,132	2,034,579	2,903,396
NAV and offering price per share	$14.89	$10.14	$11.19	$12.13
Net assets consist of:
Capital paid-in	$70,144,248	$244,913,625	$93,165,155	$128,289,112
Undistributed (Over-distribution of) net investment income	228,153	738,984	(117,256)	216,978
Accumulated net realized gain (loss)	894,075	(2,560,603)	(2,003,099)	242,999
Net unrealized appreciation (depreciation)	6,002,302	26,401,218	3,489,636	11,102,342
Net assets	$77,268,778	$269,493,224	$94,534,436	$139,851,431
Authorized shares (1)	10 Billion	10 Billion	10 Billion	10 Billion
Par value per share	$0.01	$0.01	$0.01	$0.01

(1)	Represent authorized shares for Class A, Class C and Class I. Authorized shares for Class R3 is 20 billion.

See accompanying notes to financial statements.

34	NUVEEN

Statement of

Operations	Six Months Ended February 28, 2017 (Unaudited)

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Investment Income
Dividends from affiliated investments	$859,203	$3,685,851	$1,438,337	$1,805,877
Interest from non-affiliated investments	1,998	12,709	7,075	1,884
Total investment income	861,201	3,698,560	1,445,412	1,807,761
Expenses
Management fees	38,644	137,478	47,912	70,102
12b-1 service fees – Class A Shares	56,566	176,537	66,082	100,460
12b-1 distribution and service fees – Class C Shares	52,773	146,939	95,735	97,638
12b-1 distribution and service fees – Class R3 Shares	8,797	10,159	2,044	10,757
Shareholder servicing agent fees	57,545	173,690	50,022	92,938
Custodian fees	5,023	15,064	6,115	9,090
Directors fees	35	105	27	75
Professional fees	15,377	19,761	14,017	15,946
Shareholder reporting expenses	11,693	25,113	10,490	16,821
Federal and state registration fees	29,394	30,719	29,760	29,913
Other	1,617	3,984	1,649	2,061
Total expenses before fee waiver/expense reimbursement	277,464	739,549	323,853	445,801
Fee waiver/expense reimbursement	(62,607)	(61,121)	(40,213)	(61,554)
Net expenses	214,857	678,428	283,640	384,247
Net investment income (loss)	646,344	3,020,132	1,161,772	1,423,514
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Affiliated investments	(753,579)	(2,073,457)	(1,356,956)	(1,316,022)
Non-affiliated investments	(88,813)	(308,510)	(104,080)	(154,908)
Distributions from Underlying Funds	2,250,566	5,253,967	1,239,655	3,880,858
Futures contracts	308,536	(2,828,921)	(1,265,407)	(754,477)
Options written	10,150	35,599	12,050	17,825
Total net realized gain (loss)	1,726,860	78,678	(1,474,738)	1,673,276
Change in unrealized appreciation (depreciation) of:
Affiliated investments	2,201,436	3,464,264	500,435	3,738,839
Non-affiliated investments	127,827	445,430	150,455	223,462
Futures contracts	(310,884)	396,737	399,265	(410,102)
Total change in net unrealized appreciation (depreciation)	2,018,379	4,306,431	1,050,155	3,552,199
Net realized and unrealized gain (loss)	3,745,239	4,385,109	(424,583)	5,225,475
Net increase (decrease) in net assets from operations	$4,391,583	$7,405,241	$737,189	$6,648,989

See accompanying notes to financial statements.

NUVEEN	35

Statement of

Changes in Net Assets	(Unaudited)

	Strategy Aggressive Growth Allocation		Strategy Balanced Allocation
	Six Months Ended 2/28/17	Year Ended 8/31/16	Six Months Ended 2/28/17	Year Ended 8/31/16
Operations
Net investment income (loss)	$646,344	$1,142,952	$3,020,132	$5,868,931
Total net realized gain (loss)	1,726,860	786,401	78,678	5,428,795
Total change in net unrealized appreciation (depreciation)	2,018,379	2,355,086	4,306,431	2,253,470
Net increase (decrease) in net assets from operations	4,391,583	4,284,439	7,405,241	13,551,196
Distributions to Shareholders
From net investment income:
Class A Shares	(612,178)	(510,068)	(1,486,546)	(3,313,646)
Class C Shares	(65,880)	(27,363)	(196,263)	(501,111)
Class R3 Shares	(35,305)	(30,975)	(44,819)	(96,231)
Class I Shares	(286,784)	(281,517)	(1,176,189)	(2,692,418)
From accumulated net realized gains:
Class A Shares	(851,775)	(1,113,925)	(2,197,891)	(6,310,221)
Class C Shares	(203,958)	(265,910)	(463,193)	(1,493,065)
Class R3 Shares	(59,627)	(91,034)	(66,574)	(211,954)
Class I Shares	(334,881)	(489,651)	(1,548,689)	(4,618,649)
Decrease in net assets from distributions to shareholders	(2,450,388)	(2,810,443)	(7,180,164)	(19,237,295)
Fund Share Transactions
Proceeds from sale of shares	3,360,425	7,204,170	11,703,798	21,592,025
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,271,031	2,563,450	6,789,154	18,182,763
	5,631,456	9,767,620	18,492,952	39,774,788
Cost of shares redeemed	(11,359,238)	(18,331,232)	(37,826,712)	(62,846,015)
Net increase (decrease) in net assets from Fund share transactions	(5,727,782)	(8,563,612)	(19,333,760)	(23,071,227)
Net increase (decrease) in net assets	(3,786,587)	(7,089,616)	(19,108,683)	(28,757,326)
Net assets at the beginning of period	81,055,365	88,144,981	288,601,907	317,359,233
Net assets at the end of period	$77,268,778	$81,055,365	$269,493,224	$288,601,907
Undistributed (Over-distribution of) net investment income at the end of period	$228,153	$581,956	$738,984	$622,669

See accompanying notes to financial statements.

36	NUVEEN

	Strategy Conservative Allocation		Strategy Growth Allocation
	Six Months Ended 2/28/17	Year Ended 8/31/16	Six Months Ended 2/28/17	Year Ended 8/31/16
Operations
Net investment income (loss)	$1,161,772	$2,302,996	$1,423,514	$2,450,921
Total net realized gain (loss)	(1,474,738)	637,324	1,673,276	3,141,197
Total change in net unrealized appreciation (depreciation)	1,050,155	1,130,454	3,552,199	2,133,098
Net increase (decrease) in net assets from operations	737,189	4,070,774	6,648,989	7,725,216
Distributions to Shareholders
From net investment income:
Class A Shares	(1,401,559)	(1,855,630)	(996,059)	(1,548,603)
Class C Shares	(429,282)	(533,525)	(97,035)	(219,584)
Class R3 Shares	(20,647)	(25,736)	(42,075)	(91,907)
Class I Shares	(631,888)	(824,808)	(528,252)	(784,278)
From accumulated net realized gains:
Class A Shares	—	(472,993)	(2,168,814)	(2,289,378)
Class C Shares	—	(177,229)	(536,905)	(600,649)
Class R3 Shares	—	(7,125)	(115,088)	(171,832)
Class I Shares	—	(193,435)	(955,266)	(1,016,585)
Decrease in net assets from distributions to shareholders	(2,483,376)	(4,090,481)	(5,439,494)	(6,722,816)
Fund Share Transactions
Proceeds from sale of shares	6,441,540	10,315,186	4,579,673	10,454,262
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,231,604	3,652,002	5,228,389	6,444,929
	8,673,144	13,967,188	9,808,062	16,899,191
Cost of shares redeemed	(13,636,902)	(20,355,775)	(16,211,280)	(29,519,294)
Net increase (decrease) in net assets from Fund share transactions	(4,963,758)	(6,388,587)	(6,403,218)	(12,620,103)
Net increase (decrease) in net assets	(6,709,945)	(6,408,294)	(5,193,723)	(11,617,703)
Net assets at the beginning of period	101,244,381	107,652,675	145,045,154	156,662,857
Net assets at the end of period	$94,534,436	$101,244,381	$139,851,431	$145,045,154
Undistributed (Over-distribution of) net investment income at the end of period	$(117,256)	$1,204,348	$216,978	$456,885

See accompanying notes to financial statements.

NUVEEN	37

Financial

Highlights (Unaudited)

Strategy Aggressive Growth Allocation

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended August 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (9/01)
2017(f)	$14.49	$0.12	$0.70	$0.82	$(0.19)	$(0.27)	$(0.46)	$14.85
2016	14.20	0.19	0.56	0.75	(0.14)	(0.32)	(0.46)	14.49
2015	16.67	0.49	(1.19)	(0.70)	(0.48)	(1.29)	(1.77)	14.20
2014	14.48	0.38	2.45	2.83	(0.47)	(0.17)	(0.64)	16.67
2013	12.96	0.28	1.53	1.81	(0.29)	—	(0.29)	14.48
2012	12.10	0.15	0.79	0.94	(0.08)	—	(0.08)	12.96
Class C (9/01)
2017(f)	13.88	0.07	0.68	0.75	(0.09)	(0.27)	(0.36)	14.27
2016	13.61	0.09	0.53	0.62	(0.03)	(0.32)	(0.35)	13.88
2015	16.04	0.37	(1.16)	(0.79)	(0.35)	(1.29)	(1.64)	13.61
2014	13.94	0.27	2.35	2.62	(0.35)	(0.17)	(0.52)	16.04
2013	12.48	0.16	1.48	1.64	(0.18)	—	(0.18)	13.94
2012	11.66	0.06	0.76	0.82	—	—	—	12.48
Class R3 (10/96)
2017(f)	14.29	0.10	0.71	0.81	(0.16)	(0.27)	(0.43)	14.67
2016	14.01	0.16	0.55	0.71	(0.11)	(0.32)	(0.43)	14.29
2015	16.47	0.45	(1.18)	(0.73)	(0.44)	(1.29)	(1.73)	14.01
2014	14.31	0.33	2.43	2.76	(0.43)	(0.17)	(0.60)	16.47
2013	12.81	0.23	1.52	1.75	(0.25)	—	(0.25)	14.31
2012	11.96	0.11	0.79	0.90	(0.05)	—	(0.05)	12.81
Class I (9/01)
2017(f)	14.54	0.14	0.71	0.85	(0.23)	(0.27)	(0.50)	14.89
2016	14.25	0.24	0.55	0.79	(0.18)	(0.32)	(0.50)	14.54
2015	16.73	0.54	(1.21)	(0.67)	(0.52)	(1.29)	(1.81)	14.25
2014	14.53	0.44	2.44	2.88	(0.51)	(0.17)	(0.68)	16.73
2013	13.00	0.31	1.54	1.85	(0.32)	—	(0.32)	14.53
2012	12.14	0.18	0.80	0.98	(0.12)	—	(0.12)	13.00

38	NUVEEN

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(d)		Net Investment Income (Loss)		Expenses(d)		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

5.85%	$44,975	0.66	%*	1.57	%*	0.50	%*	1.74	%*	14%
5.49	47,793	0.65		1.25		0.50		1.40		22
(4.20)	50,354	0.66		3.02		0.50		3.18		20
19.92	60,400	0.65		2.24		0.47		2.43		42
14.18	51,794	0.63		1.76		0.40		1.99		12
7.87	49,150	0.71		0.91		0.40		1.22		30

5.51	10,540	1.41	*	0.81	*	1.25	*	0.97	*	14
4.71	10,917	1.40		0.51		1.25		0.66		22
(4.98)	11,377	1.41		2.34		1.25		2.50		20
19.08	13,432	1.40		1.55		1.22		1.74		42
13.32	12,264	1.38		0.99		1.15		1.22		12
7.03	11,592	1.46		0.17		1.15		0.48		30

5.80	3,348	0.91	*	1.19	*	0.75	*	1.35	*	14
5.20	3,886	0.90		1.00		0.75		1.15		22
(4.47)	3,926	0.91		2.86		0.75		3.01		20
19.63	4,495	0.90		1.93		0.72		2.12		42
13.88	3,728	0.88		1.47		0.65		1.70		12
7.58	4,600	0.96		0.62		0.65		0.93		30

6.02	18,406	0.41	*	1.83	*	0.25	*	1.99	*	14
5.75	18,459	0.40		1.57		0.25		1.72		22
(3.98)	22,489	0.41		3.38		0.25		3.53		20
20.21	27,785	0.40		2.61		0.22		2.79		42
14.50	29,433	0.38		2.00		0.15		2.23		12
8.13	29,339	0.46		1.16		0.15		1.47		30

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. These underlying fund fees and expenses are not reflected in the expense ratios. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended February 28, 2017.
*	Annualized.

See accompanying notes to financial statements.

NUVEEN	39

Financial Highlights (Unaudited) (continued)

Strategy Balanced Allocation

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended August 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (9/01)
2017(f)	$10.16	$0.11	$0.18	$0.29	$(0.11)	$(0.16)	$(0.27)	$10.18
2016	10.34	0.19	0.27	0.46	(0.22)	(0.42)	(0.64)	10.16
2015	12.07	0.37	(0.67)	(0.30)	(0.44)	(0.99)	(1.43)	10.34
2014	11.10	0.30	1.48	1.78	(0.31)	(0.50)	(0.81)	12.07
2013	10.72	0.26	0.61	0.87	(0.24)	(0.25)	(0.49)	11.10
2012	10.04	0.20	0.62	0.82	(0.14)	—	(0.14)	10.72
Class C (9/01)
2017(f)	9.99	0.07	0.17	0.24	(0.07)	(0.16)	(0.23)	10.00
2016	10.17	0.12	0.26	0.38	(0.14)	(0.42)	(0.56)	9.99
2015	11.89	0.27	(0.65)	(0.38)	(0.35)	(0.99)	(1.34)	10.17
2014	10.94	0.21	1.46	1.67	(0.22)	(0.50)	(0.72)	11.89
2013	10.57	0.17	0.61	0.78	(0.16)	(0.25)	(0.41)	10.94
2012	9.90	0.12	0.62	0.74	(0.07)	—	(0.07)	10.57
Class R3 (10/96)
2017(f)	10.04	0.10	0.15	0.25	(0.10)	(0.16)	(0.26)	10.03
2016	10.21	0.17	0.27	0.44	(0.19)	(0.42)	(0.61)	10.04
2015	11.94	0.33	(0.66)	(0.33)	(0.41)	(0.99)	(1.40)	10.21
2014	10.99	0.27	1.46	1.73	(0.28)	(0.50)	(0.78)	11.94
2013	10.61	0.22	0.62	0.84	(0.21)	(0.25)	(0.46)	10.99
2012	9.94	0.17	0.62	0.79	(0.12)	—	(0.12)	10.61
Class I (9/01)
2017(f)	10.13	0.12	0.17	0.29	(0.12)	(0.16)	(0.28)	10.14
2016	10.31	0.22	0.26	0.48	(0.24)	(0.42)	(0.66)	10.13
2015	12.04	0.38	(0.65)	(0.27)	(0.47)	(0.99)	(1.46)	10.31
2014	11.07	0.33	1.48	1.81	(0.34)	(0.50)	(0.84)	12.04
2013	10.69	0.28	0.62	0.90	(0.27)	(0.25)	(0.52)	11.07
2012	10.02	0.23	0.61	0.84	(0.17)	—	(0.17)	10.69

40	NUVEEN

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(d)		Net Investment Income (Loss)		Expenses(d)		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

2.87%	$139,351	0.55	%*	2.15	%*	0.50	%*	2.19	%*	17%
4.84	147,744	0.54		1.91		0.50		1.96		15
(2.54)	157,215	0.54		3.35		0.50		3.39		21
16.70	204,710	0.54		2.51		0.47		2.59		28
8.36	183,459	0.53		2.19		0.40		2.32		11
8.31	184,856	0.56		1.81		0.40		1.97		38

2.41	28,536	1.30	*	1.39	*	1.25	*	1.44	*	17
3.99	31,831	1.29		1.18		1.25		1.22		15
(3.20)	37,514	1.29		2.47		1.25		2.50		21
15.85	41,296	1.29		1.76		1.22		1.84		28
7.54	34,447	1.28		1.41		1.15		1.54		11
7.49	33,069	1.31		1.00		1.15		1.15		38

2.59	3,995	0.80	*	1.96	*	0.75	*	2.01	*	17
4.61	4,227	0.79		1.72		0.75		1.76		15
(2.77)	5,497	0.79		2.97		0.75		3.01		21
16.36	7,159	0.79		2.23		0.72		2.30		28
8.16	6,225	0.78		1.90		0.65		2.04		11
8.01	5,545	0.81		1.56		0.65		1.72		38

2.90	97,612	0.30	*	2.39	*	0.25	*	2.43	*	17
5.01	104,799	0.29		2.17		0.25		2.21		15
(2.22)	117,133	0.29		3.41		0.25		3.45		21
17.03	132,820	0.29		2.78		0.22		2.86		28
8.65	123,583	0.28		2.45		0.15		2.58		11
8.50	133,597	0.31		2.09		0.15		2.25		38

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. These underlying fund fees and expenses are not reflected in the expense ratios. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended February 28, 2017.
*	Annualized.

See accompanying notes to financial statements.

NUVEEN	41

Financial Highlights (Unaudited) (continued)

Strategy Conservative Allocation

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended August 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (9/01)
2017(f)	$11.39	$0.14	$(0.04)	$0.10	$(0.30)	$—	$(0.30)	$11.19
2016	11.39	0.26	0.19	0.45	(0.36)	(0.09)	(0.45)	11.39
2015	12.43	0.40	(0.71)	(0.31)	(0.30)	(0.43)	(0.73)	11.39
2014	11.46	0.33	1.01	1.34	(0.30)	(0.07)	(0.37)	12.43
2013	11.44	0.29	0.11	0.40	(0.27)	(0.11)	(0.38)	11.46
2012	10.89	0.29	0.53	0.82	(0.27)	—	(0.27)	11.44
Class C (9/01)
2017(f)	11.32	0.10	(0.04)	0.06	(0.26)	—	(0.26)	11.12
2016	11.32	0.18	0.19	0.37	(0.28)	(0.09)	(0.37)	11.32
2015	12.35	0.30	(0.69)	(0.39)	(0.21)	(0.43)	(0.64)	11.32
2014	11.39	0.23	1.01	1.24	(0.21)	(0.07)	(0.28)	12.35
2013	11.37	0.21	0.10	0.31	(0.18)	(0.11)	(0.29)	11.39
2012	10.83	0.20	0.53	0.73	(0.19)	—	(0.19)	11.37
Class R3 (10/96)
2017(f)	11.36	0.13	(0.04)	0.09	(0.29)	—	(0.29)	11.16
2016	11.36	0.23	0.19	0.42	(0.33)	(0.09)	(0.42)	11.36
2015	12.40	0.38	(0.72)	(0.34)	(0.27)	(0.43)	(0.70)	11.36
2014	11.43	0.30	1.01	1.31	(0.27)	(0.07)	(0.34)	12.40
2013	11.41	0.27	0.10	0.37	(0.24)	(0.11)	(0.35)	11.43
2012	10.87	0.27	0.52	0.79	(0.25)	—	(0.25)	11.41
Class I (9/01)
2017(f)	11.38	0.15	(0.03)	0.12	(0.31)	—	(0.31)	11.19
2016	11.38	0.29	0.19	0.48	(0.39)	(0.09)	(0.48)	11.38
2015	12.43	0.43	(0.71)	(0.28)	(0.34)	(0.43)	(0.77)	11.38
2014	11.45	0.35	1.03	1.38	(0.33)	(0.07)	(0.40)	12.43
2013	11.44	0.32	0.10	0.42	(0.30)	(0.11)	(0.41)	11.45
2012	10.89	0.33	0.52	0.85	(0.30)	—	(0.30)	11.44

42	NUVEEN

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(d)		Net Investment Income (Loss)		Expenses(d)		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

0.93%	$52,816	0.58	%*	2.44	%*	0.50	%*	2.52	%*	17%
4.15	55,774	0.56		2.27		0.50		2.33		11
(2.45)	59,298	0.55		3.31		0.50		3.36		20
11.86	77,765	0.57		2.61		0.47		2.71		20
3.44	80,009	0.55		2.37		0.40		2.52		18
7.64	79,076	0.59		2.38		0.40		2.57		44

0.55	18,152	1.33	*	1.67	*	1.25	*	1.76	*	17
3.46	20,696	1.31		1.52		1.25		1.58		11
(3.28)	22,521	1.30		2.52		1.25		2.57		20
11.00	25,195	1.32		1.82		1.22		1.92		20
2.69	23,947	1.30		1.66		1.15		1.80		18
6.78	24,381	1.34		1.63		1.15		1.82		44

0.80	805	0.83	*	2.18	*	0.75	*	2.27	*	17
3.97	850	0.81		2.01		0.75		2.07		11
(2.82)	1,048	0.80		3.14		0.75		3.19		20
11.61	1,640	0.81		2.38		0.72		2.48		20
3.21	1,928	0.80		2.18		0.65		2.33		18
7.33	2,156	0.84		2.26		0.65		2.45		44

1.13	22,761	0.33	*	2.68	*	0.25	*	2.76	*	17
4.47	23,925	0.31		2.50		0.25		2.56		11
(2.36)	24,785	0.30		3.60		0.25		3.65		20
12.23	26,525	0.32		2.83		0.22		2.93		20
3.61	26,669	0.30		2.62		0.15		2.76		18
7.94	28,992	0.34		2.78		0.15		2.97		44

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. These underlying fund fees and expenses are not reflected in the expense ratios. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended February 28, 2017.
*	Annualized.

See accompanying notes to financial statements.

NUVEEN	43

Financial Highlights (Unaudited) (continued)

Strategy Growth Allocation

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended August 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (9/01)
2017(f)	$11.98	$0.12	$0.45	$0.57	$(0.15)	$(0.32)	$(0.47)	$12.08
2016	11.87	0.20	0.44	0.64	(0.21)	(0.32)	(0.53)	11.98
2015	13.47	0.41	(0.85)	(0.44)	(0.41)	(0.75)	(1.16)	11.87
2014	12.10	0.33	1.86	2.19	(0.37)	(0.45)	(0.82)	13.47
2013	11.55	0.26	0.97	1.23	(0.30)	(0.38)	(0.68)	12.10
2012	10.93	0.18	0.68	0.86	(0.16)	(0.08)	(0.24)	11.55
Class C (9/01)
2017(f)	11.63	0.08	0.43	0.51	(0.06)	(0.32)	(0.38)	11.76
2016	11.53	0.11	0.42	0.53	(0.11)	(0.32)	(0.43)	11.63
2015	13.11	0.31	(0.83)	(0.52)	(0.31)	(0.75)	(1.06)	11.53
2014	11.79	0.23	1.81	2.04	(0.27)	(0.45)	(0.72)	13.11
2013	11.26	0.17	0.95	1.12	(0.21)	(0.38)	(0.59)	11.79
2012	10.66	0.09	0.67	0.76	(0.08)	(0.08)	(0.16)	11.26
Class R3 (10/96)
2017(f)	11.80	0.11	0.43	0.54	(0.11)	(0.32)	(0.43)	11.91
2016	11.70	0.17	0.42	0.59	(0.17)	(0.32)	(0.49)	11.80
2015	13.29	0.38	(0.85)	(0.47)	(0.37)	(0.75)	(1.12)	11.70
2014	11.95	0.29	1.84	2.13	(0.34)	(0.45)	(0.79)	13.29
2013	11.41	0.24	0.95	1.19	(0.27)	(0.38)	(0.65)	11.95
2012	10.79	0.15	0.68	0.83	(0.13)	(0.08)	(0.21)	11.41
Class I (9/01)
2017(f)	12.04	0.14	0.45	0.59	(0.18)	(0.32)	(0.50)	12.13
2016	11.93	0.23	0.44	0.67	(0.24)	(0.32)	(0.56)	12.04
2015	13.54	0.47	(0.88)	(0.41)	(0.45)	(0.75)	(1.20)	11.93
2014	12.16	0.37	1.86	2.23	(0.40)	(0.45)	(0.85)	13.54
2013	11.61	0.29	0.97	1.26	(0.33)	(0.38)	(0.71)	12.16
2012	10.98	0.21	0.69	0.90	(0.19)	(0.08)	(0.27)	11.61

44	NUVEEN

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(d)		Net Investment Income (Loss)		Expenses(d)		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

4.89%	$80,777	0.59	%*	2.00	%*	0.50	%*	2.08	%*	12%
5.67	82,793	0.59		1.61		0.50		1.70		17
(3.31)	88,018	0.59		3.17		0.50		3.27		21
18.73	101,906	0.59		2.41		0.47		2.53		31
11.20	85,187	0.59		2.02		0.40		2.20		15
8.10	81,174	0.66		1.35		0.40		1.61		32

4.50	19,515	1.34	*	1.23	*	1.25	*	1.32	*	12
4.77	20,171	1.34		0.86		1.25		0.95		17
(3.99)	22,444	1.35		2.47		1.25		2.57		21
17.87	25,405	1.34		1.70		1.22		1.82		31
10.40	21,491	1.34		1.27		1.15		1.45		15
7.24	19,948	1.41		0.59		1.15		0.86		32

4.78	4,335	0.84	*	1.73	*	0.75	*	1.82	*	12
5.27	4,674	0.84		1.38		0.75		1.47		17
(3.49)	6,794	0.84		2.94		0.75		3.04		21
18.39	7,935	0.84		2.15		0.72		2.27		31
10.93	6,074	0.84		1.83		0.65		2.01		15
7.91	6,902	0.91		1.08		0.65		1.34		32

5.04	35,225	0.34	*	2.23	*	0.25	*	2.32	*	12
5.84	37,408	0.34		1.86		0.25		1.95		17
(3.02)	39,407	0.34		3.58		0.25		3.68		21
19.02	47,781	0.34		2.70		0.22		2.83		31
11.43	40,472	0.33		2.25		0.15		2.43		15
8.45	42,238	0.41		1.61		0.15		1.87		32

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. These underlying fund fees and expenses are not reflected in the expense ratios. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended February 28, 2017.
*	Annualized.

See accompanying notes to financial statements.

NUVEEN	45

Notes to

Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Trust and Fund Information

Nuveen Strategy Funds, Inc. (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Strategy Aggressive Growth Allocation Fund (“Strategy Aggressive Growth Allocation”), Nuveen Strategy Balanced Allocation Fund (“Strategy Balanced Allocation”), Nuveen Strategy Conservative Allocation Fund (“Strategy Conservative Allocation”) and Nuveen Strategy Growth Allocation Fund (“Strategy Growth Allocation”), (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was incorporated in the state of Minnesota on June 19, 1996.

The end of the reporting period for the Funds is February 28, 2017, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2017 (the “current fiscal period”).

Investment Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Investment Objectives

Strategy Aggressive Growth Allocation’s investment objective is to seek a high level of capital growth. Strategy Balanced Allocation’s investment objective is to seek both capital growth and current income. Strategy Conservative Allocation’s investment objective is to seek a high level of current income consistent with limited risk to capital. Strategy Growth Allocation’s investment objective is to seek capital growth with a moderate level of current income.

The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes.

Investment Income

Dividend income and realized gain distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Realized gain distributions from the Underlying Funds are recognized as a component of “Distributions from Underlying Funds” on the Statement of Operations.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.

46	NUVEEN

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and distributed to shareholders annually for Strategy Aggressive Growth Allocation and Strategy Growth Allocation, quarterly for Strategy Balanced Allocation and monthly for Strategy Conservative Allocation. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Share Classes and Sales Charges

Class A Shares are generally sold with an up-front sales charge and incur a 0.25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class R3 Shares are sold without an up-front sales charge but incur a 0.25% annual 12b-1 distribution fee and 0.25% annual 12b-1 service fee. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Multiclass Operations and Allocations

Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Currently, the only expenses that are allocated on a class-specific basis are 12b-1 distribution and service fees.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Indemnifications

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Compensation

The Trust pays no compensation directly to those of its directors who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the current fiscal period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

The fair valuation input levels as described below are for fair value measurement purposes.

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

NUVEEN	47

Notes to Financial Statements (Unaudited) (continued)

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The Underlying Funds in which the Funds invest are valued at their respective NAVs on valuation date. Securities and other assets for which market quotations are available, including non-affiliated ETFs in which the Funds may invest, are valued at the last sales price on the securities exchange on which such securities are primarily traded. These securities are generally classified as Level 1.

Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Funds’ Board of Directors (the “Board”). The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.

The value of exchange-traded options are based on the mean of the closing bid and ask prices. Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price. Exchange-traded options and futures contracts are generally classified as Level 1. Options traded in the over-the-counter market are valued using an evaluated mean price and are generally classified as Level 2.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

Strategy Aggressive Growth Allocation	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Equity Funds	$60,340,393	$—	$—	$60,340,393
Fixed Income Funds	15,434,920	—	—	15,434,920
Short-Term Investments:
Money Market Funds	190,656	—	—	190,656
U.S. Government and Agency Obligations	—	1,396,568	—	1,396,568
Investments in Derivatives:
Futures Contracts**	163,636	—	—	163,636
Total	$76,129,605	$1,396,568	$—	$77,526,173

48	NUVEEN

Strategy Balanced Allocation	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Equity Funds	$144,699,753	$—	$—	$144,699,753
Fixed Income Funds	120,365,828	—	—	120,365,828
Short-Term Investments:
Money Market Funds	1,692,657	—	—	1,692,657
U.S. Government and Agency Obligations	—	3,491,421	—	3,491,421
Investments in Derivatives:
Futures Contracts**	(33,341)	—	—	(33,341)
Total	$266,724,897	$3,491,421	$—	$270,216,318

Strategy Conservative Allocation
Long-Term Investments*:
Equity Funds	$30,869,488	$—	$—	$30,869,488
Fixed Income Funds	62,279,568	—	—	62,279,568
Short-Term Investments:
Money Market Funds	617,304	—	—	617,304
U.S. Government and Agency Obligations	—	723,223	—	723,223
Investments in Derivatives:
Futures Contracts**	233,003	—	—	233,003
Total	$93,999,363	$723,223	$—	$94,722,586

Strategy Growth Allocation
Long-Term Investments*:
Equity Funds	$103,187,673	$—	$—	$103,187,673
Fixed Income Funds	34,434,439	—	—	34,434,439
Short-Term Investments:
Money Market Funds	612,350	—	—	612,350
U.S. Government and Agency Obligations	—	1,795,588	—	1,795,588
Investments in Derivatives:
Futures Contracts**	(137,639)	—	—	(137,639)
Total	$138,096,823	$1,795,588	$—	$139,892,411
*	Refer to the Fund’s Portfolio of Investments for further information on the Underlying Funds in which the Fund invests.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

NUVEEN	49

Notes to Financial Statements (Unaudited) (continued)

3. Portfolio Securities and Investments in Derivatives

Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Futures Contracts

Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers” on the Statement of Assets and Liabilities. Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit a Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

During the current fiscal period, each Fund tactically used additional equity and currency futures to adjust its allocation to equity investments and currency exposures.

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Average notional amount of futures contracts outstanding*	$36,369,981	$74,836,048	$23,310,740	$61,951,106
*	The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the fair value of all futures contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Strategy Aggressive Growth Allocation

Equity	Futures contracts	Receivable for variation margin on futures contracts*	$5,290	—	$—
Equity	Futures contracts	Receivable for variation margin on futures contracts*	(611,939)	Payable for variation margin on futures contracts*	766,794
Interest rate	Futures contracts	—	—	Payable for variation margin on futures contracts*	3,491
Total			$(606,649)		$770,285

Strategy Balanced Allocation

Equity	Futures contracts	Receivable for variation margin on futures contracts*	$27,023	—	$—
Equity	Futures contracts	Receivable for variation margin on futures contracts*	(1,295,162)	Payable for variation margin on futures contracts*	1,222,930
Interest rate	Futures contracts	—	—	Payable for variation margin on futures contracts*	11,868
Total			$(1,268,139)		$1,234,798

50	NUVEEN

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Strategy Conservative Allocation

Equity	Futures contracts	Receivable for variation margin on futures contracts*	$12,439	—	$—
Equity	Futures contracts	Receivable for variation margin on futures contracts*	(213,329)	Payable for variation margin on futures contracts*	430,053
Interest rate	Futures contracts	—	—	Payable for variation margin on futures contracts*	3,840
Total			$(200,890)		$433,893

Strategy Growth Allocation

Equity	Futures contracts	Receivable for variation margin on futures contracts*	$10,581	—	$—
Equity	Futures contracts	Receivable for variation margin on futures contracts*	(1,284,823)	Payable for variation margin on futures contracts*	1,130,669
Interest rate	Futures contracts	—	—	Payable for variation margin on futures contracts*	5,934
Total			$(1,274,242)		$1,136,603
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the asset and/or liability derivative location as described in the table above.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Futures Contracts	Change in Net Unrealized Appreciation (Depreciation) of Futures Contracts
Strategy Aggressive Growth Allocation
	Equity	Futures contracts	$232,197	$(294,470)
	Foreign currency exchange rate	Futures contracts	58,526	(19,905)
	Interest rate	Futures contracts	17,813	3,491
Total			$308,536	$(310,884)
Strategy Balanced Allocation
	Equity	Futures contracts	$(3,094,462)	$453,430
	Foreign currency exchange rate	Futures contracts	201,590	(68,561)
	Interest rate	Futures contracts	63,951	11,868
Total			$(2,828,921)	$396,737
Strategy Conservative Allocation
	Equity	Futures contracts	$(1,359,498)	$419,753
	Foreign currency exchange rate	Futures contracts	71,532	(24,328)
	Interest rate	Futures contracts	22,559	3,840
Total			$(1,265,407)	$399,265
Strategy Growth Allocation
	Equity	Futures contracts	$(883,996)	$(382,861)
	Foreign currency exchange rate	Futures contracts	97,543	(33,175)
	Interest rate	Futures contracts	31,976	5,934
Total			$(754,477)	$(410,102)

Options Transactions

The purchase of options involves the risk of loss of all or a part of the cash paid for the options (the premium). The market risk associated with purchasing options is limited to the premium paid. The counterparty credit risk of purchasing options, however, needs to take into account the current value of the option, as this is the performance expected from the counterparty. When a Fund purchases an option, an amount equal to the premium paid (the premium plus commission) is recognized as a component of “Options purchased, at value” on the Statement of Assets and Liabilities. When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a component of “Options written, at value” on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or

NUVEEN	51

Notes to Financial Statements (Unaudited) (continued)

a Fund enters into a closing purchase transaction. The changes in the value of options purchased and/or written during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of options purchased and/or written” on the Statement of Operations. When an option is exercised or expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on executing a closing purchase transaction, including commission, is recognized as a component of “Net realized gain (loss) from options purchased and/or written” on the Statement of Operations. The Fund, as a writer of an option has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

During the current fiscal period, each Fund used equity call options to generate return and manage the Funds. These call options were written as part of a covered call strategy to take advantage of high implied market volatility. These call options expired prior to the end of the reporting period.

The average notional amount of outstanding options written during the current fiscal year period was as follows:

	Strategy Aggressive Growth Allocation**	Strategy Balanced Allocation**	Strategy Conservative Allocation**	Strategy Growth Allocation**
Average notional amount of outstanding options written*	$—	$—	$—	$—
*	The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal period and at the end of each fiscal quarter within the current fiscal period.
**	The Fund did not write any call options at the beginning of the fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on options written on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Options Written	Change in Net Unrealized Appreciation (Depreciation) of Options Written
Strategy Aggressive Growth Allocation	Commodity	Options	$10,150	$—
Strategy Balanced Allocation	Commodity	Options	35,599	—
Strategy Conservative Allocation	Commodity	Options	12,050	—
Strategy Growth Allocation	Commodity	Options	17,825	—

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

52	NUVEEN

4. Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Six Months Ended 2/28/17		Year Ended 8/31/16
Strategy Aggressive Growth Allocation	Shares	Amount	Shares	Amount
Shares sold:
Class A	91,334	$1,325,072	247,399	$3,413,745
Class C	21,014	291,129	55,716	744,314
Class R3	38,429	550,170	75,991	1,028,880
Class I	82,186	1,194,054	145,237	2,017,231
Shares issued to shareholders due to reinvestment of distributions:
Class A	101,128	1,452,341	116,735	1,612,340
Class C	19,023	262,050	21,557	284,452
Class R3	6,565	93,065	8,462	115,234
Class I	32,189	463,575	39,774	551,424
	391,868	5,631,456	710,871	9,767,620
Shares redeemed:
Class A	(463,333)	(6,729,503)	(611,856)	(8,514,398)
Class C	(87,856)	(1,221,827)	(126,640)	(1,685,579)
Class R3	(88,579)	(1,257,314)	(92,830)	(1,276,463)
Class I	(147,797)	(2,150,594)	(493,750)	(6,854,792)
	(787,565)	(11,359,238)	(1,325,076)	(18,331,232)
Net increase (decrease)	(395,697)	$(5,727,782)	(614,205)	$(8,563,612)

	Six Months Ended 2/28/17		Year Ended 8/31/16
Strategy Balanced Allocation	Shares	Amount	Shares	Amount
Shares sold:
Class A	488,965	$4,921,354	841,665	$8,418,605
Class C	197,892	1,954,872	300,545	2,926,944
Class R3	53,537	531,987	87,083	852,283
Class I	427,325	4,295,585	962,035	9,394,193
Shares issued to shareholders due to reinvestment of distributions:
Class A	353,928	3,517,228	936,612	9,203,261
Class C	61,119	595,955	184,731	1,782,828
Class R3	11,361	111,348	31,605	306,734
Class I	258,748	2,564,623	703,218	6,889,940
	1,852,875	18,492,952	4,047,494	39,774,788
Shares redeemed:
Class A	(1,688,044)	(16,961,190)	(2,449,411)	(24,349,142)
Class C	(592,229)	(5,856,453)	(988,508)	(9,636,510)
Class R3	(88,087)	(870,321)	(235,680)	(2,298,606)
Class I	(1,408,465)	(14,138,748)	(2,686,046)	(26,561,757)
	(3,776,825)	(37,826,712)	(6,359,645)	(62,846,015)
Net increase (decrease)	(1,923,950)	$(19,333,760)	(2,312,151)	$(23,071,227)

NUVEEN	53

Notes to Financial Statements (Unaudited) (continued)

	Six Months Ended 2/28/17		Year Ended 8/31/16
Strategy Conservative Allocation	Shares	Amount	Shares	Amount
Shares sold:
Class A	293,463	$3,280,303	354,911	$3,966,626
Class C	84,587	938,112	161,659	1,784,549
Class R3	2,540	28,345	5,409	60,232
Class I	195,902	2,194,780	405,230	4,503,779
Shares issued to shareholders due to reinvestment of distributions:
Class A	116,845	1,289,139	192,744	2,140,166
Class C	35,879	392,548	59,044	650,690
Class R3	1,878	20,647	2,967	32,861
Class I	47,979	529,270	74,621	828,285
	779,073	8,673,144	1,256,585	13,967,188
Shares redeemed:
Class A	(587,474)	(6,573,701)	(859,515)	(9,602,553)
Class C	(316,635)	(3,517,640)	(382,782)	(4,226,368)
Class R3	(7,115)	(79,059)	(25,872)	(288,951)
Class I	(310,811)	(3,466,502)	(557,134)	(6,237,903)
	(1,222,035)	(13,636,902)	(1,825,303)	(20,355,775)
Net increase (decrease)	(442,962)	$(4,963,758)	(568,718)	$(6,388,587)

	Six Months Ended 2/28/17		Year Ended 8/31/16
Strategy Growth Allocation	Shares	Amount	Shares	Amount
Shares sold:
Class A	165,980	$1,972,915	406,032	$4,671,339
Class C	47,817	550,318	143,482	1,595,663
Class R3	31,599	373,270	77,037	868,318
Class I	140,761	1,683,170	287,639	3,318,942
Shares issued to shareholders due to reinvestment of distributions:
Class A	268,078	3,146,062	332,335	3,815,136
Class C	54,251	618,049	71,948	802,075
Class R3	13,586	157,163	23,313	263,739
Class I	110,776	1,307,115	135,581	1,563,979
	832,848	9,808,062	1,477,367	16,899,191
Shares redeemed:
Class A	(658,839)	(7,816,861)	(1,242,913)	(14,348,681)
Class C	(177,219)	(2,049,864)	(427,907)	(4,809,767)
Class R3	(77,270)	(904,560)	(285,189)	(3,262,156)
Class I	(454,332)	(5,439,995)	(619,605)	(7,098,690)
	(1,367,660)	(16,211,280)	(2,575,614)	(29,519,294)
Net increase (decrease)	(534,812)	$(6,403,218)	(1,098,247)	$(12,620,103)

5. Investment Transactions

Long-term purchases and sales (excluding derivative transactions) during the current fiscal period were as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Purchases:
Affiliated investments	$10,407,766	$45,930,806	$15,977,990	$17,267,728
Non-affiliated investments	—	—	—	—
Sales:
Affiliated investments	14,989,368	64,881,124	21,730,305	23,618,547
Non-affiliated investments	382,168	1,340,410	458,706	671,147

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

54	NUVEEN

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

As of February 28, 2017, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives), as determined on a federal income tax basis, were as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Cost of investments	$71,880,023	$246,206,153	$91,427,540	$129,458,450
Gross unrealized:
Appreciation	$7,419,351	$30,767,654	$4,785,154	$13,814,436
Depreciation	(1,936,837)	(6,724,148)	(1,723,111)	(3,242,836)
Net unrealized appreciation (depreciation) of investments	$5,482,514	$24,043,506	$3,062,043	$10,571,600

Permanent differences, primarily due to federal taxes paid, tax equalization, distribution reallocations and investments in partnerships, resulted in reclassifications among the Funds’ components of net assets as of August 31, 2016, the Funds’ last tax year end, as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Capital paid-in	$314,252	$866,585	$—	$544,553
Undistributed (Over-distribution of) net investment income	(123,894)	(383,113)	3,572	(133,238)
Accumulated net realized gain (loss)	(190,358)	(483,472)	(3,572)	(411,315)

The tax components of undistributed net ordinary income and net long-term capital gains as of August 31, 2016, the Funds’ last tax year end, were as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Undistributed net ordinary income[1]	$581,956	$630,607	$1,232,736	$456,885
Undistributed net long-term capital gains	1,448,131	3,602,663	—	3,287,666
[1]	Undistributed net ordinary income (on a tax basis) for Strategy Conservative Allocation has not been reduced for the dividend declared on August 31, 2016 and paid on September 1, 2016. Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended August 31, 2016, was designated for purposes of the dividends paid deduction as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Distributions from net ordinary income[2]	$970,080	$7,610,520	$3,236,942	$2,772,308
Distributions from net long-term capital gains	1,840,363	11,626,775	857,289	3,950,508
[2]	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

As of August 31, 2016, the Funds’ last tax year end, the following Fund had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as shown in the following table. The losses not subject to expiration will be utilized first by a Fund.

Strategy Conservative Allocation
Expiration:
August 31, 2017	$500,032
Not subject to expiration	—
Total	$500,032

During the Funds’ last tax year ended August 31, 2016, Strategy Conservative Allocation utilized $549,225 of its capital loss carryforward.

NUVEEN	55

Notes to Financial Statements (Unaudited) (continued)

7. Management Fees and Other Transactions with Affiliates

Management Fees

The annual management fee, payable monthly, for each Fund, is 0.10% of the average daily net assets of each Fund. Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Adviser has agreed to waive fees and/or reimburse other Fund expenses through December 31, 2018, so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.25% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the board.

Other Transactions with Affiliates

During the current fiscal period, Nuveen Securities, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Sales charges collected	$19,421	$39,147	$19,596	$34,367
Paid to financial intermediaries	16,982	34,369	17,150	30,136

The Distributor also received 12b-1 service fees in Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Commission advances	$2,136	$8,851	$4,453	$2,956

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase were retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
12b-1 fees retained	$2,215	$6,791	$3,717	$3,716

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
CDSC retained	$1,093	$6,402	$2,813	$755

8. Borrowing Arrangements

Uncommitted Line of Credit

During the current fiscal period, the Funds participated in an unsecured bank line of credit (“Unsecured Credit Line”) under which outstanding balances would bear interest at a variable rate. Although the Funds participated in the Unsecured Credit Line, they did not have any outstanding balances during the current fiscal period.

Committed Line of Credit

The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, approximately $2.5 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. A large portion of this facility’s capacity (and its associated costs as described below) is currently dedicated for use by a small number of Participating Funds, which does not include any of the Funds covered by this shareholder report. The remaining capacity under the facility (and the corresponding portion of the facility’s annual costs) is separately dedicated to most of the other open-end funds in the Nuveen fund family, including all of the Funds covered by this shareholder report, along with a number of Nuveen closed-end funds. The credit facility expires in July 2017 unless extended or renewed.

The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed.

56	NUVEEN

Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, none of the Funds utilized this facility.

9. New Accounting Pronouncements

Amendments to Regulation S-X

In October 2016, the Securities and Exchange Commission (SEC) adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date of the amendments to Regulation S-X is August 1, 2017. Management is still evaluating the impact of the final rules, if any.

10. Subsequent Events

Fund Shares

The Funds have an effective registration statement on file with the Securities and Exchange Commission to issue Class T Shares, which are not yet available for public offering.

NUVEEN	57

Additional

Fund Information

Fund Manager Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Nuveen Asset Management, LLC 333 West Wacker Drive Chicago, IL 60606

Independent Registered
Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

Custodian

U.S. Bank National

Association

1555 North RiverCenter Drive

Suite 302

Milwaukee, WI 53202

	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800)257-8787

Quarterly Form N-Q Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

58	NUVEEN

Glossary of Terms

Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Lipper Flexible Portfolio Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Flexible Portfolio Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Mixed-Asset Target Allocation Conservative Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Conservative Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Mixed-Asset Target Allocation Growth Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Moderate Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Mini MSCI EAFE Index: Electronically traded futures contracts that represent a percentage of a corresponding standard futures contract. Tracks more than 1,100 companies in more than 20 developed markets across Europe, Australasia and the Far East. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Mini MSCI Emerging Markets Index: Electronically traded futures contracts that represent a percentage of a corresponding standard futures contract. Tracks more than 20 emerging markets around the globe and offers low correlations to developed market indices. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Morningstar Aggressive Target Risk Index: An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek above-average exposure to equity market risk and returns. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Morningstar Moderate Target Risk Index: An index that represents a portfolio of global equities, bonds, and traditional inflation hedges, such as commodities and TIPS. This portfolio is held in a static allocation of 60% equities and 40% fixed income, which is appropriate for U.S. investors who seek average exposure to equity market risk and returns. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Morningstar Moderately Aggressive Target Risk Index: An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek a slightly above-average exposure to equity market risk and returns. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

NUVEEN	59

Glossary of Terms Used in this Report (continued)

Morningstar Moderately Conservative Target Risk Index: An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek a slightly below-average exposure to equity market risk and returns. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

MSCI EAFE Index: The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance, excluding the U.S. and Canada. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

MSCI Emerging Markets Index: A free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

NASDAQ-100 E-Mini: Electronically traded futures contracts that represent a percentage of a corresponding standard futures contract. Tracks the top 100 large-cap, non-financial issues in The NASDAQ Stock Market. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.

Russell 2000® E-Mini Index: Electronically traded futures contracts that represent a percentage of a corresponding standard futures contract. Tracks the performance of the 2,000 smallest companies in the Russell 3000® Index. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Russell 2000® Index: An index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P 500® E-Mini: Electronically traded futures contracts that represent a percentage of a corresponding standard futures contract. Tracks 500 of the leading large-cap U.S. company stocks. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P 500® Index: An unmanaged index generally considered representative of the U.S. stock market. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

S&P MidCap 400® E-Mini: Electronically traded futures contracts that represent a percentage of a corresponding standard futures contract. Tracks 400 medium-sized U.S. company stocks. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Tax Equalization: The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

60	NUVEEN

Notes

NUVEEN	61

Notes

62	NUVEEN

Notes

NUVEEN	63

Nuveen:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen helps secure the long-term goals of individual investors and the advisors who serve them, providing access to investment expertise from leading asset managers and solutions across traditional and alternative asset classes. Built on more than a century of industry leadership, Nuveen’s teams of experts align with clients’ specific financial needs and goals, demonstrating commitment to advisors and investors through market perspectives and wealth management and portfolio advisory services. Nuveen manages $236 billion in assets as of December 31, 2016.

Find out how we can help you.

To learn more about how the products and services of Nuveen
may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen
, 333 W. Wacker Dr., Chicago, IL 60606. Please read the
prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

Securities offered through Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com

MSA-FAA-0217P        138535

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Strategy Funds, Inc.

By	(Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme Vice President and Secretary

Date: May 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer Chief Administrative Officer (principal executive officer)

Date: May 5, 2017

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: May 5, 2017